                                            File Nos. 33-47473
                                                      811-3859

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                   [X]


                           Pre-Effective Amendment No.           [ ]
                         Post-Effective Amendment No. 21         [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940               [X]

                                Amendment No. 38
                        (Check appropriate box or boxes)

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
 (doing business as Anchor National Life Insurance Company)("Anchor National")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)




It is proposed that this filing will become effective:


        [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
        [X]     on May 1, 2002 pursuant to paragraph (b) of Rule 485
        [ ]     60 days after filing pursuant to paragraph (a) of Rule 485
        [ ]     on [         ] pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS


Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A - Condensed
                                                          Financial Information

5.      General Description of Registrant,
        Portfolio Companies......                         The Polaris Variable
                                                          Annuity; Other Information--
                                                          Anchor National

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Polaris Variable
                                                          Annuity; Purchasing a
                                                          Polaris Variable Annuity
                                                          Contract; Investment
                                                          Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris
                                                          Variable Annuity Contract

11.     Redemptions............................           Access to Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                   Caption
-----------------------                                   -------
15.     Cover Page.............................           Cover Page

16.     Table of Contents......................           Table of Contents

17.     General Information and History........           The Polaris Variable
                                                          Annuity (P); Separate
                                                          Account; General Account;
                                                          Investment Options (P);
                                                          Other Information (P)

18.     Services...............................           Other Information (P)

19.     Purchase of Securities Being Offered...           Purchasing a Polaris
                                                          Variable Contract (P)

20.     Underwriters...........................           Distribution of Contracts

21.     Calculation of Performance Data........           Performance Data

22.     Annuity Payments.......................           Income Options
                                                          (P); Income Payments;
                                                          Annuity Unit Values

23.    Financial Statements...................            Depositor: Other
                                                          Information - Financial
                                                          Statements
                                                          Registrant: Financial
                                                          Statements

                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 [POLARIS LOGO]

                                   PROSPECTUS

                                  MAY 1, 2002



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the                   in connection with
Polaris Variable Annuity.                     VARIABLE SEPARATE ACCOUNT
                                              The annuity has 36 investment choices -5 fixed account
To learn more about the annuity               options and 31 Variable Portfolios listed below. The 5 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years. The 31 Variable Portfolios are part of the Anchor
Additional Information ("SAI") dated          Series Trust or the SunAmerica Series Trust.
May 1, 2002. The SAI has been filed
with the Securities and Exchange              STOCKS:
Commission ("SEC") and is                         MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
incorporated by reference into this                 - Alliance Growth Portfolio                        SST
prospectus. The Table of Contents of                - Global Equities Portfolio                        SST
the SAI appears on page 20 of this                  - Growth-Income Portfolio                          SST
prospectus. For a free copy of the                MANAGED BY DAVIS ADVISERS
SAI, call us at (800) 445-SUN2 or                   - Davis Venture Value Portfolio                    SST
write to us at our Annuity Service                  - Real Estate Portfolio                            SST
Center, P.O. Box 54299, Los Angeles,              MANAGED BY FEDERATED INVESTORS L.P.
California 90054-0299.                              - Federated Value Portfolio                        SST
                                                    - Telecom Utility Portfolio                        SST
In addition, the SEC maintains a                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
website (http://www.sec.gov) that                   - Goldman Sachs Research Portfolio                 SST
contains the SAI, materials                       MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
incorporated by reference and other                 - MFS Growth and Income Portfolio                  SST
information filed electronically with               - MFS Mid-Cap Growth Portfolio                     SST
the SEC by Anchor National.                       MANAGED BY VAN KAMPEN
                                                    - International Diversified Equities Portfolio     SST
ANNUITIES INVOLVE RISKS, INCLUDING                  - Technology Portfolio                             SST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY, INC.
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Emerging Markets Portfolio                       SST
GUARANTEED OR ENDORSED BY, ANY BANK.                - International Growth and Income Portfolio        SST
THEY ARE NOT FEDERALLY INSURED BY THE               - Putnam Growth Portfolio                          SST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
CORPORATION, THE FEDERAL RESERVE                    - Aggressive Growth Portfolio                      SST
BOARD OR ANY OTHER AGENCY.                          - "Dogs" of Wall Street Portfolio                  SST
                                                    - Blue Chip Growth Portfolio                       SST
                                                    - Growth Opportunities Portfolio                   SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Capital Appreciation Portfolio                   AST
                                                    - Growth Portfolio                                 AST
                                                    - Natural Resources Portfolio                      AST
                                              BALANCED:
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                       SST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                       SST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                    SST
                                              BONDS:
                                                  MANAGED BY FEDERATED INVESTORS L.P.
                                                    - Corporate Bond Portfolio                         SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                            SST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                  SST
                                                  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                        SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government & Quality Portfolio                   AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                        SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------


Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2003. To begin this process we officially changed the name in our state of domicile, Arizona. However, we continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and we are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.



Anchor National's Annual Report on Form 10-K/A for the year ended April 4, 2002 is incorporated herein by reference.


All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus shall also be incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK

233 Broadway


New York, NY 10279


To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated herein by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:
       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

If indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided Anchor National's officers, directors and controlling persons, the SEC has advised Anchor National that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel, this issue has been determined by controlling precedent, Anchor National need not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Annual Separate Account Expenses......................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     6
 THE POLARIS VARIABLE ANNUITY................................     7
 PURCHASING A POLARIS VARIABLE ANNUITY.......................     7
       Allocation of Purchase Payments.......................     8
       Accumulation Units....................................     8
       Free Look.............................................     8
 INVESTMENT OPTIONS..........................................     9
       Variable Portfolios...................................     9
           Anchor Series Trust...............................     9
           SunAmerica Series Trust...........................     9
       Fixed Account Options.................................    10
       Market Value Adjustment ("MVA").......................    10
       Transfers During the Accumulation Phase...............    10
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing..........................    11
       Principal Advantage Program...........................    11
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    12
       Systematic Withdrawal Program.........................    13
       Nursing Home Waiver...................................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
 EXPENSES....................................................    14
       Insurance Charges.....................................    14
       Withdrawal Charges....................................    14
       Investment Charges....................................    14
       Contract Maintenance Fee..............................    15
       Transfer Fee..........................................    15
       Premium Tax...........................................    15
       Income Taxes..........................................    15
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    15
 INCOME OPTIONS..............................................    15
       Annuity Date..........................................    15
       Income Options........................................    15
       Fixed or Variable Income Payments.....................    16
       Income Payments.......................................    16
       Transfers During the Income Phase.....................    16
       Deferment of Payments.................................    16
 TAXES.......................................................    16
       Annuity Contracts in General..........................    16
       Tax Treatment of Distributions -
           Non-Qualified Contracts...........................    17
       Tax Treatment of Distributions -
           Qualified Contracts...............................    17
       Minimum Distributions.................................    17
       Tax Treatment of Death Benefits.......................    18
       Diversification.......................................    18
 PERFORMANCE.................................................    19
 OTHER INFORMATION...........................................    19
       Anchor National.......................................    19
       The Separate Account..................................    19
       The General Account...................................    19
       Distribution of the Contract..........................    19
       Administration........................................    20
       Legal Proceedings.....................................    20
       Ownership.............................................    20
       Custodian.............................................    20
       Independent Accountants...............................    20
       Legal Matters.........................................    20
       Registration Statement................................    20
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 21
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 APPENDIX C -- PREMIUM TAXES.................................   C-1



 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


  ANCHOR NATIONAL OFFERS SEVERAL VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS
AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL
 ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES
PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT
                                 SAVINGS GOALS.


The Polaris Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payments. Please see the FEE TABLE, PURCHASING A POLARIS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.



PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

Year 1......................   7%    Year 5....................   3%
Year 2......................   6%    Year 6....................   2%
Year 3......................   5%    Year 7....................   1%
Year 4......................   4%    Year 8+...................   0%

TRANSFER FEE....................   No charge for first 15 transfers
                                   each contract year; thereafter,
                                   fee is $25 ($10 in Pennsylvania
                                   and Texas) per transfer

  CONTRACT MAINTENANCE FEE*......   $35 ($30 in North Dakota)
    *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES

  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)


  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST

    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2001)



                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                             0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Gov't & Quality Bond                                             0.58%           0.06%            0.64%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.67%           0.05%            0.72%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.15%            0.90%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



                            SUNAMERICA SERIES TRUST


(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED JANUARY
                                   31, 2002)



                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.68%           0.07%            0.75%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.05%            0.65%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.07%            0.66%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1)                                              0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                  0.48%           0.04%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.60%           0.07%            0.67%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.05%            0.76%
-----------------------------------------------------------------------------------------------------------
Dogs of Wall Street                                              0.60%           0.11%            0.71%
-----------------------------------------------------------------------------------------------------------
Emerging Markets                                                 1.25%           0.28%            1.53%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.69%           0.07%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.68%           0.13%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.72%           0.15%            0.87%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1)                                        1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1)                                          0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.05%            0.58%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.23%            1.23%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.25%            1.20%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.08%            0.78%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                               0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return                                                 0.66%           0.07%            0.73%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.77%           0.05%            0.82%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.12%            0.92%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.60%           0.06%            0.66%
-----------------------------------------------------------------------------------------------------------
Technology                                                       1.20%           0.25%            1.45%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2)                                               0.75%           0.10%            0.85%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.11%            1.11%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------



(1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year. Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year:
    Goldman Sachs Research 1.49%; and Growth Opportunities 1.19%.



(2)Gross of custody credits of 0.01%.


     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable, and:
       (a) surrendered at the end of the stated time period;
       (b) if the contract is not surrendered*.


                         PORTFOLIO                                1 YEAR         3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                             (a) $ 94       (a) $124       (a) $156       (a) $269
                                                                 (b) $ 24       (b) $ 74       (b) $126       (b) $269
------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      (a) $ 93       (a) $120       (a) $150       (a) $258
                                                                 (b) $ 23       (b) $ 70       (b) $120       (b) $258
------------------------------------------------------------------------------------------------------------------------
Growth                                                           (a) $ 94       (a) $123       (a) $155       (a) $267
                                                                 (b) $ 24       (b) $ 73       (b) $125       (b) $267
------------------------------------------------------------------------------------------------------------------------
Natural Resources                                                (a) $ 95       (a) $128       (a) $163       (a) $284
                                                                 (b) $ 25       (b) $ 78       (b) $133       (b) $284
------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                (a) $ 94       (a) $124       (a) $156       (a) $269
                                                                 (b) $ 24       (b) $ 74       (b) $126       (b) $269
------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                  (a) $ 93       (a) $121       (a) $151       (a) $259
                                                                 (b) $ 23       (b) $ 71       (b) $121       (b) $259
------------------------------------------------------------------------------------------------------------------------
Asset Allocation                                                 (a) $ 93       (a) $121       (a) $151       (a) $260
                                                                 (b) $ 23       (b) $ 71       (b) $121       (b) $260
------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                                 (a) $ 95       (a) $127       (a) $161       (a) $279
                                                                 (b) $ 25       (b) $ 77       (b) $131       (b) $279
------------------------------------------------------------------------------------------------------------------------
Cash Management                                                  (a) $ 92       (a) $117       (a) $144       (a) $246
                                                                 (b) $ 22       (b) $ 67       (b) $114       (b) $246
------------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                   (a) $ 93       (a) $121       (a) $152       (a) $261
                                                                 (b) $ 23       (b) $ 71       (b) $122       (b) $261
------------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                              (a) $ 94       (a) $124       (a) $156       (a) $270
                                                                 (b) $ 24       (b) $ 74       (b) $126       (b) $270
------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                            (a) $ 93       (a) $122       (a) $154       (a) $265
                                                                 (b) $ 23       (b) $ 72       (b) $124       (b) $265
------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                 (a) $102       (a) $147       (a) $194       (a) $345
                                                                 (b) $ 32       (b) $ 97       (b) $164       (b) $345
------------------------------------------------------------------------------------------------------------------------
Federated Value                                                  (a) $ 94       (a) $124       (a) $156       (a) $270
                                                                 (b) $ 24       (b) $ 74       (b) $126       (b) $270
------------------------------------------------------------------------------------------------------------------------
Global Bond                                                      (a) $ 94       (a) $125       (a) $159       (a) $275
                                                                 (b) $ 24       (b) $ 75       (b) $129       (b) $275
------------------------------------------------------------------------------------------------------------------------
Global Equities                                                  (a) $ 95       (a) $127       (a) $162       (a) $281
                                                                 (b) $ 25       (b) $ 77       (b) $132       (b) $281
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                           (a) $100       (a) $141       (a) $186       (a) $328
                                                                 (b) $ 30       (b) $ 91       (b) $156       (b) $328
------------------------------------------------------------------------------------------------------------------------
Growth-Income                                                    (a) $ 92       (a) $118       (a) $147       (a) $252
                                                                 (b) $ 22       (b) $ 68       (b) $117       (b) $252
------------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                             (a) $ 96       (a) $131       (a) $168       (a) $294
                                                                 (b) $ 26       (b) $ 81       (b) $138       (b) $294
------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                  (a) $ 93       (a) $122       (a) $154       (a) $265
                                                                 (b) $ 23       (b) $ 72       (b) $124       (b) $265
------------------------------------------------------------------------------------------------------------------------
International Diversified Equities                               (a) $ 99       (a) $138       (a) $180       (a) $316
                                                                 (b) $ 29       (b) $ 88       (b) $150       (b) $316
------------------------------------------------------------------------------------------------------------------------
International Growth & Income                                    (a) $ 98       (a) $137       (a) $178       (a) $314
                                                                 (b) $ 28       (b) $ 87       (b) $148       (b) $314
------------------------------------------------------------------------------------------------------------------------
MFS Growth & Income                                              (a) $ 94       (a) $124       (a) $157       (a) $272
                                                                 (b) $ 24       (b) $ 74       (b) $127       (b) $272
------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth                                               (a) $ 95       (a) $126       (a) $159       (a) $276
                                                                 (b) $ 25       (b) $ 76       (b) $129       (b) $276
------------------------------------------------------------------------------------------------------------------------
MFS Total Return                                                 (a) $ 94       (a) $123       (a) $155       (a) $267
                                                                 (b) $ 24       (b) $ 73       (b) $125       (b) $267
------------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                    (a) $ 95       (a) $126       (a) $159       (a) $276
                                                                 (b) $ 25       (b) $ 76       (b) $129       (b) $276
------------------------------------------------------------------------------------------------------------------------
Real Estate                                                      (a) $ 96       (a) $129       (a) $164       (a) $286
                                                                 (b) $ 26       (b) $ 79       (b) $134       (b) $286
------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              (a) $ 93       (a) $121       (a) $151       (a) $260
                                                                 (b) $ 23       (b) $ 71       (b) $121       (b) $260
------------------------------------------------------------------------------------------------------------------------
Technology                                                       (a) $101       (a) $144       (a) $190       (a) $337
                                                                 (b) $ 31       (b) $ 94       (b) $160       (b) $337
------------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                  (a) $ 95       (a) $127       (a) $161       (a) $279
                                                                 (b) $ 25       (b) $ 77       (b) $131       (b) $279
------------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                            (a) $ 97       (a) $134       (a) $174       (a) $305
                                                                 (b) $ 27       (b) $ 84       (b) $144       (b) $305
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


       * Anchor National does not impose any fees or charges when you begin the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.


2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below established maximum allowed by an applicable state expense limitations or the following percentages of Variable Portfolio's average net assets: Blue Chip Growth 0.85%, Goldman Sachs Research 1.35%, and Growth Opportunities 1.00%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.



3. In addition to the stated assumptions, the Examples also assume an Insurance Charge of 1.52% and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Polaris Variable Annuity. When you purchase a Polaris Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.
----------------------------------------------------------------
----------------------------------------------------------------
                     PURCHASING A POLARIS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 16.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------


Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including, but not limited to, one which would cause total Purchase Payments in all Contracts issued by the Company to the same owner to exceed $1,500,000 at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.


We may refuse any Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 9.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you; or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


EXCHANGE OFFERS



From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits, also issued by the Company or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.


----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional portfolios may be available in the future. The Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios, along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 4 available investment portfolios are:

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     - Capital Appreciation Portfolio
     - Government and Quality Bond Portfolio
     - Growth Portfolio
     - Natural Resources Portfolio

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 27 investment portfolios and the subadvisers are:

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
    - Alliance Growth Portfolio                                              SST
    - Global Equities Portfolio                                              SST
    - Growth-Income Portfolio                                                SST


  MANAGED BY DAVIS ADVISERS

    - Davis Venture Value Portfolio                                          SST
    - Real Estate Portfolio                                                  SST

  MANAGED BY FEDERATED INVESTORS L.P.
    - Federated Value Portfolio                                              SST
    - Telecom Utility Portfolio                                              SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
    - Goldman Sachs Research Portfolio                                       SST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
    - MFS Growth and Income Portfolio                                        SST
    - MFS Mid-Cap Growth Portfolio                                           SST


  MANAGED BY VAN KAMPEN

    - International Diversified Equities Portfolio                           SST
    - Technology Portfolio                                                   SST

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY, INC.
    - Emerging Markets Portfolio                                             SST
    - International Growth and Income Portfolio                              SST
    - Putnam Growth Portfolio                                                SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
    - Aggressive Growth Portfolio                                            SST
    - "Dogs" of Wall Street Portfolio                                        SST
    - Blue Chip Growth Portfolio                                             SST
    - Growth Opportunities     Portfolio                                     SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
    - Capital Appreciation Portfolio                                         AST
    - Growth Portfolio                                                       AST
    - Natural Resources Portfolio                                            AST

BALANCED:

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
    - Asset Allocation Portfolio                                             SST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
    - MFS Total Return Portfolio                                             SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
    - SunAmerica Balanced Portfolio                                          SST

BONDS:

  MANAGED BY FEDERATED INVESTORS L.P.
    - Corporate Bond Portfolio                                               SST


  MANAGED BY WM ADVISORS, INC.

    - Global Bond Portfolio                                                  SST


  MANAGED BY VAN KAMPEN

    - Worldwide High Income Portfolio                                        SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
    - High-Yield Bond Portfolio                                              SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
    - Government & Quality Portfolio                                         AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
    - Cash Management Portfolio                                              SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers five fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

MARKET VALUE ADJUSTMENT ("MVA")


NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 1, 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY. PLEASE CONTACT YOUR FINANCIAL ADVISOR FOR MORE INFORMATION.



If you take money out of the multi-year fixed account options before the end of the guarantee period, we make a market value adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.


We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.


Anchor National does not assess an MVA against withdrawals under the following circumstances:


     - If made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and
     - If annuitization occurs on the latest Annuity Date.

The 1-year fixed account option does not impose a negative MVA. This fixed account option is not registered under the Securities Act of 1933 and is not subject to the provisions of the Investment Company Act of 1940.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE


During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.



You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone subject to our rules. We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.


We accept transfer requests by telephone or over the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or internet.

If we fail to follow our procedures in regards to internet transactions, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

MARKET TIMING



This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the variable investment options invests. These market timing strategies are disruptive to the underlying portfolios in which the variable investment options invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not limited to restricting the mechanisms you can use to request transfers among the variable investment options or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 15.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and do count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The automatic asset rebalancing program addresses this situation. At your election, we periodically rebalance your investments to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION


We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.


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                              ACCESS TO YOUR MONEY
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----------------------------------------------------------------
You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or
     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 15.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA against withdrawals from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 14.

Your contract provides for a free withdrawal amount. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a withdrawal charge.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or Systematic Withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.

However, upon a future full surrender of your contract, we will recoup any withdrawal charges which would have been applicable if your free withdrawal(s) had not been free.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed in account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 16.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 15.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Spousal Beneficiary continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


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                                    EXPENSES
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----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES


The Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.



WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 12. If you take money out in excess of the free withdrawal amount, or upon a full surrender, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

-------------------------------------------------------------------
           YEAR               1    2    3    4    5    6    7    8
-------------------------------------------------------------------
     WITHDRAWAL CHARGE       7%   6%   5%   4%   3%   2%   1%   0%
-------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. Additionally, we will not assess a withdrawal charge when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 16.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED ON PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, which are attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota and Utah) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 9.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes upon a full surrender or when you begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 16.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.
INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:


     - for life options, your age when payments begin; and



     - the value of your contract in the Variable Portfolios on the Annuity Date; and



     - the 3.5% assumed investment rate used in the annuity table for the contract; and


     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

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                                      TAXES

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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF
THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS -


NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.



DIVERSIFICATION



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


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                                   PERFORMANCE

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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.


Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").



Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


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                                OTHER INFORMATION
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ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six wholly-owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National. Assets in the separate account are not guaranteed by Anchor National.


THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.

It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Polaris Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS


The audited consolidated financial statements of the AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999, and financial statements of the separate account at December 31, 2001, and for the years ended December 31, 2001 and 2000, are incorporated by reference in this prospectus have been so included on reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.


LEGAL MATTERS


There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling
(800)445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      9
Annuity Unit Values...........................     10
Taxes.........................................     12
Distribution of Contracts.....................     16
Financial Statements..........................     16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    11/30/99-
     PORTFOLIOS          11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date -- 2/12/93)
  Beginning AUV......   $    11.14    $    10.64    $    14.19    $    17.63    $    21.26    $    23.72    $    36.39
  Ending AUV.........   $    10.64    $    14.19    $    17.63    $    21.26    $    23.72    $    36.39    $    43.17
  Ending Number of
    AUs..............    8,462,152    13,247,155    20,470,395    24,889,133    24,068,557    21,898,142    21,764,629
-----------------------------------------------------------------------------------------------------------------------
Government and Quality Bond (Inception Date -- 2/22/93)
  Beginning AUV......   $    10.32    $     9.81    $    11.51    $    11.94    $    12.65    $    13.66    $    13.37
  Ending AUV.........   $     9.81    $    11.51    $    11.94    $    12.65    $    13.66    $    13.37    $    13.28
  Ending Number of
    AUs..............    7,008,717     8,504,677     9,176,239    10,047,042    14,076,819    12,612,572    12,309,470
-----------------------------------------------------------------------------------------------------------------------
Growth (Inception Date -- 2/19/93)
  Beginning AUV......   $    10.78    $    10.41    $    12.95    $    16.32    $    20.31    $    24.41    $    29.74
  Ending AUV.........   $    10.41    $    12.95    $    16.32    $    20.31    $    24.41    $    29.74    $    32.61
  Ending Number of
    AUs..............    3,950,678     5,968,263     7,557,844     9,747,428     9,838,138     8,941,621     8,878,474
-----------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date -- 10/31/94)
  Beginning AUV......   $    10.00    $     9.27    $    10.78    $    12.13    $    11.14    $     9.30    $    11.40
  Ending AUV.........   $     9.27    $    10.78    $    12.13    $    11.14    $     9.30    $    11.40    $    12.50
  Ending Number of
    AUs..............       51,412       848,159     2,171,050     2,937,198     2,605,274     2,283,074     2,218,703
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date -- 6/3/96)
  Beginning AUV......         --            --      $    10.00    $    10.29    $    11.51    $    11.86    $    19.02
  Ending AUV.........         --            --      $    10.29    $    11.51    $    11.86    $    19.02    $    24.30
  Ending Number of
    AUs..............         --            --       3,165,900     7,215,024     7,059,502     7,354,489     7,476,506
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date -- 2/9/93)
  Beginning AUV......   $    10.78    $    10.53    $    15.44    $    19.46    $    24.51    $    32.81    $    44.31
  Ending AUV.........   $    10.53    $    15.44    $    19.46    $    24.51    $    32.81    $    44.31    $    48.56
  Ending Number of
    AUs..............    4,997,778    10,560,070    18,333,555    24,050,697    24,146,276    26,154,552    25,819,661
-----------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date -- 7/1/93)
  Beginning AUV......   $    10.30    $    10.17    $    12.64    $    14.97    $    17.98    $    18.22    $    19.10
  Ending AUV.........   $    10.17    $    12.64    $    14.97    $    17.98    $    18.22    $    19.10    $    19.81
  Ending Number of
    AUs..............   10,372,954    15,418,350    19,940,733    25,272,776    26,043,996    21,080,060    20,767,631
-----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date -- 7/6/00)
  Beginning AUV......         --            --            --            --            --            --            --
  Ending AUV.........         --            --            --            --            --            --            --
  Ending Number of
    AUs..............         --            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date -- 4/1/99)
  Beginning AUV......   $    10.07    $    10.27    $    10.67    $    11.04    $     4.43    $    11.83    $    12.20
  Ending AUV.........   $    10.27    $    10.67    $    11.04    $    11.43    $    11.83    $    12.20    $    12.25
  Ending Number of
    AUs..............    8,623,034     8,372,979     8,005,908    11,224,451    11,160,200    15,616,078    16,598,506
-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR   FISCAL YEAR
     PORTFOLIOS         12/31/00      12/31/01

-------------------------------------------------
Capital Appreciation (Inception Date -- 2/12/93)
  Beginning AUV......  $    43.17    $   39.336
  Ending AUV.........  $    39.34    $   33.864
  Ending Number of
    AUs..............  19,417,165    16,861,232
--------------------------------------------------------------
Government and Quality Bond (Inception Date -- 2/22/93)
  Beginning AUV......  $    13.28    $   14.557
  Ending AUV.........  $    14.56    $   15.330
  Ending Number of
    AUs..............  11,021,940    11,075,554
---------------------------------------------------------------------------
Growth (Inception Date -- 2/19/93)
  Beginning AUV......  $    32.61    $   31.785
  Ending AUV.........  $    31.78    $   27.208
  Ending Number of
    AUs..............   8,227,437     7,201,303
----------------------------------------------------------------------------------------
Natural Resources (Inception Date -- 10/31/94)
  Beginning AUV......  $    12.50    $   14.706
  Ending AUV.........  $    14.71    $   14.327
  Ending Number of
    AUs..............   1,957,242     1,779,774
-----------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date -- 6/3/96)
  Beginning AUV......  $    24.30    $   20.283
  Ending AUV.........  $    20.28    $   13.648
  Ending Number of
    AUs..............   7,669,322     5,764,274
------------------------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date -- 2/9/93)
  Beginning AUV......  $    48.56    $   38.509
  Ending AUV.........  $    38.51    $   32.621
  Ending Number of
    AUs..............  23,095,125    19,224,052
-----------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date -- 7/1/93)
  Beginning AUV......  $    19.81    $   19.448
  Ending AUV.........  $    19.45    $   18.614
  Ending Number of
    AUs..............  17,268,857    14,847,409
-----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date -- 7/6/00)
  Beginning AUV......  $    10.00    $    8.569
  Ending AUV.........  $     8.57    $    6.692
  Ending Number of
    AUs..............     330,806       718,225
-----------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date -- 4/1/99)
  Beginning AUV......  $    12.25    $   12.793
  Ending AUV.........  $    12.79    $   13.062
  Ending Number of
    AUs..............  12,837,919    10,749,535
-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    11/30/99-
     PORTFOLIOS          11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date -- 7/1/93)
  Beginning AUV......   $    10.12    $     9.63    $    11.10    $    11.65    $    12.54    $    13.15    $    12.78
  Ending AUV.........   $     9.63    $    11.10    $    11.65    $    12.54    $    13.15    $    12.78    $    12.76
  Ending Number of
    AUs..............    1,643,694     2,623,065     3,059,808     4,235,990     5,896,471     5,339,302     5,225,508
-----------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date -- 4/1/98)
  Beginning AUV......         --            --            --            --      $    10.00    $     9.71    $     9.12
  Ending AUV.........         --            --            --            --      $     9.71    $     9.12    $     8.99
  Ending Number of
    AUs..............         --            --            --            --       1,450,214     1,509,434     1,368,990
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date -- 6/2/97)
  Beginning AUV......         --            --            --      $    10.00    $     7.97    $     6.14    $     8.99
  Ending AUV.........         --            --            --      $     7.97    $     6.14    $     8.99    $    10.77
  Ending Number of
    AUs..............         --            --            --       1,751,922     1,352,484     1,956,342     2,341,461
-----------------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date -- 6/3/96)
  Beginning AUV......         --            --      $    10.00    $    11.00    $    13.62    $    15.86    $    16.43
  Ending AUV.........         --            --      $    11.00    $    13.62    $    15.86    $    16.43    $    16.89
  Ending Number of
    AUs..............         --            --       1,021,137     3,095,513     4,255,000     4,164,599     4,001,010
-----------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date -- 7/1/93)
  Beginning AUV......   $    10.25    $     9.78    $    11.20    $    12.25    $    13.08    $    14.40    $    14.11
  Ending AUV.........   $     9.78    $    11.20    $    12.25    $    13.08    $    14.40    $    14.11    $    14.09
  Ending Number of
    AUs..............    4,532,386     5,288,158     5,413,149     6,164,455     5,906,756     5,199,731     4,972,504
-----------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date -- 2/9/93)
  Beginning AUV......   $    10.86    $    11.43    $    13.01    $    15.15    $    16.90    $    19.21    $    24.20
  Ending AUV.........   $    11.43    $    13.01    $    15.15    $    16.90    $    19.21    $    24.20    $    26.57
  Ending Number of
    AUs..............   11,705,418    12,350,883    15,583,207    18,376,185    17,594,064    15,218,999    15,364,906
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date -- 7/5/00)
  Beginning AUV......         --            --            --            --            --            --            --
  Ending AUV.........         --            --            --            --            --            --            --
  Ending Number of
    AUs..............         --            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date -- 2/9/93)
  Beginning AUV......   $    10.47    $    10.09    $    13.32    $    16.70    $    21.41    $    25.71    $    33.11
  Ending AUV.........   $    10.09    $    13.32    $    16.70    $    21.41    $    25.71    $    33.11    $    35.91
  Ending Number of
    AUs..............    8,329,322    12,560,865    18,546,142    24,795,824    25,801,808    24,491,425    24,109,131
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date -- 7/6/00)
  Beginning AUV......         --            --            --            --            --            --            --
  Ending AUV.........         --            --            --            --            --            --            --
  Ending Number of
    AUs..............         --            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR   FISCAL YEAR
     PORTFOLIOS         12/31/00      12/31/01
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date -- 7/1/93)
  Beginning AUV......  $    12.76    $   13.190
  Ending AUV.........  $    13.19    $   13.972
  Ending Number of
    AUs..............   4,344,051     5,023,156
-----------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date -- 4/1/98)
  Beginning AUV......  $     8.99    $    9.122
  Ending AUV.........  $     9.12    $    9.692
  Ending Number of
    AUs..............     968,656     1,372,946
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date -- 6/2/97)
  Beginning AUV......  $    10.77    $    6.755
  Ending AUV.........  $     6.75    $    6.539
  Ending Number of
    AUs..............   2,086,312     1,798,703
-----------------------------------------------------------------------------------------------------------------------
Federated Value (Inception Date -- 6/3/96)
  Beginning AUV......  $    16.89    $   17.029
  Ending AUV.........  $    17.03    $   16.381
  Ending Number of
    AUs..............   3,255,076     4,065,034
-----------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date -- 2/9/93)
  Beginning AUV......  $    14.09    $   15.158
  Ending AUV.........  $    15.16    $   15.678
  Ending Number of
    AUs..............   4,219,650     3,668,692
-----------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date -- 2/9/93)
  Beginning AUV......  $    26.57    $   21.653
  Ending AUV.........  $    21.65    $   17.472
  Ending Number of
    AUs..............  13,718,168    11,040,552
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date -- 7/5/00)
  Beginning AUV......  $    10.00    $    9.735
  Ending AUV.........  $     9.74    $    7.173
  Ending Number of
    AUs..............     887,882       462,829
-----------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date -- 2/9/93)
  Beginning AUV......  $    35.91    $   32.417
  Ending AUV.........  $    32.42    $   26.847
  Ending Number of
    AUs..............  22,388,200    19,215,798
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date -- 7/6/00)
  Beginning AUV......  $    10.00    $    8.829
  Ending AUV.........  $     8.83    $    5.807
  Ending Number of
    AUs..............     828,752       970,417
-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    11/30/99-
     PORTFOLIOS          11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date -- 2/9/93)
  Beginning AUV......   $    10.98    $    10.35    $    11.48    $    12.99    $    14.66    $    14.25    $    14.71
  Ending AUV.........   $    10.35    $    11.48    $    12.99    $    14.66    $    14.25    $    14.71    $    14.87
  Ending Number of
    AUs..............    5,370,944     7,075,451     8,358,195    11,443,250    12,597,083    10,532,444    10,247,398
-----------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date -- 10/31/94)
  Beginning AUV......   $    10.00    $     9.77    $    10.07    $    11.39    $    11.62    $    13.53    $    15.49
  Ending AUV.........   $     9.77    $    10.07    $    11.39    $    11.62    $    13.53    $    15.49    $    16.92
  Ending Number of
    AUs..............      271,316     4,659,066    12,762,343    18,010,557    17,917,499    16,071,377    15,905,912
-----------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date -- 6/2/97)
  Beginning AUV......         --            --            --      $    10.00    $    10.33    $    11.16    $    13.40
  Ending AUV.........         --            --            --      $    10.33    $    11.16    $    13.40    $    14.07
  Ending Number of
    AUs..............         --            --            --       2,721,228     3,306,665     4,307,535     4,319,856
-----------------------------------------------------------------------------------------------------------------------
MFS Growth and Income (Inception Date -- 2/9/93)
  Beginning AUV......   $    10.65    $     9.79    $    12.81    $    14.94    $    17.63    $    20.46    $    22.55
  Ending AUV.........   $     9.79    $    12.81    $    14.94    $    17.63    $    20.46    $    22.55    $    23.67
  Ending Number of
    AUs..............   10,477,818    11,457,899    12,077,737    11,714,450    10,439,634     9,723,097     9,598,954
-----------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date -- 4/1/99)
  Beginning AUV......         --            --            --            --            --            --      $    14.23
  Ending AUV.........         --            --            --            --            --      $    14.23    $    16.31
  Ending Number of
    AUs..............         --            --            --            --            --         869,761     1,068,886
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date -- 10/31/94)
  Beginning AUV......   $    10.00    $     9.95    $    12.33    $    13.82    $    15.45    $    17.28    $    18.50
  Ending AUV.........   $     9.95    $    12.33    $    13.82    $    15.45    $    17.28    $    18.50    $    18.60
  Ending Number of
    AUs..............       51,759     2,441,901     4,583,234     5,415,312     5,465,650     5,719,070     5,709,183
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date -- 2/9/93)
  Beginning AUV......   $     9.92    $     9.79    $    12.60    $    14.88    $    18.47    $    22.29    $    28.36
  Ending AUV.........   $     9.79    $    12.60    $    14.88    $    18.47    $    22.29    $    28.36    $    31.67
  Ending Number of
    AUs..............    7,610,104     8,932,998    10,354,025    11,336,732    12,052,558    11,402,199    11,286,031
-----------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date -- 6/2/97)
  Beginning AUV......         --            --            --      $    10.00    $    11.44    $     9.80    $     8.50
  Ending AUV.........         --            --            --      $    11.44    $     9.80    $     8.50    $     8.91
  Ending Number of
    AUs..............         --            --            --       1,632,804     2,521,169     2,159,442     1,934,426
-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date -- 6/3/96)
  Beginning AUV......         --            --      $    10.00    $    11.04    $    13.22    $    15.60    $    18.23
  Ending AUV.........         --            --      $    11.04    $    13.22    $    15.60    $    18.23    $    19.69
  Ending Number of
    AUs..............         --            --         817,039     2,447,948     4,179,545     5,352,344     5,364,585
-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR   FISCAL YEAR
     PORTFOLIOS         12/31/00      12/31/01
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date -- 2/9/93)
  Beginning AUV......  $    14.87    $   13.278
  Ending AUV.........  $    13.28    $   12.511
  Ending Number of
    AUs..............   8,339,613     7,529,500
-----------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date -- 10/31/94)
  Beginning AUV......  $    16.92    $   13.614
  Ending AUV.........  $    13.61    $   10.196
  Ending Number of
    AUs..............  14,143,933    11,775,969
-----------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date -- 6/2/97)
  Beginning AUV......  $    14.07    $   14.023
  Ending AUV.........  $    14.02    $   10.743
  Ending Number of
    AUs..............   4,771,471     4,012,997
-----------------------------------------------------------------------------------------------------------------------
MFS Growth and Income (Inception Date -- 2/9/93)
  Beginning AUV......  $    23.67    $   23.224
  Ending AUV.........  $    23.22    $   19.203
  Ending Number of
    AUs..............   8,247,309     7,261,760
-----------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date -- 4/1/99)
  Beginning AUV......  $    16.31    $   17.607
  Ending AUV.........  $    17.61    $   13.420
  Ending Number of
    AUs..............   4,096,885     3,490,131
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date -- 10/31/94)
  Beginning AUV......  $    18.60    $   21.433
  Ending AUV.........  $    21.43    $   21.225
  Ending Number of
    AUs..............   5,030,406     6,081,406
-----------------------------------------------------------------------------------------------------------------------
Putnam Growth (Inception Date -- 2/9/93)
  Beginning AUV......  $    31.67    $   25.556
  Ending AUV.........  $    25.56    $   19.097
  Ending Number of
    AUs..............  10,145,801     8,052,999
-----------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date -- 6/2/97)
  Beginning AUV......  $     8.91    $   10.856
  Ending AUV.........  $    10.86    $   11.339
  Ending Number of
    AUs..............   2,146,190     2,089,006
-----------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date -- 6/3/96)
  Beginning AUV......  $    19.69    $   17.560
  Ending AUV.........  $    17.56    $   15.021
  Ending Number of
    AUs..............   5,126,272     4,210,209
-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    11/30/99-
     PORTFOLIOS          11/30/94      11/30/95      11/30/96      11/30/97      11/30/98      11/30/99      12/31/99
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -- 7/5/00)
  Beginning AUV......         --            --            --            --            --            --            --
  Ending AUV.........         --            --            --            --            --            --            --
  Ending Number of
    AUs..............         --            --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date -- 6/3/96)
  Beginning AUV......         --            --      $    10.00    $    10.67    $    12.74    $    14.56    $    15.16
  Ending AUV.........         --            --      $    10.67    $    12.74    $    14.56    $    15.16    $    15.11
  Ending Number of
    AUs..............         --            --         543,461     1,541,346     2,120,487     2,046,427     2,024,299
-----------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date -- 10/31/94)
  Beginning AUV......   $    10.00    $     9.77    $    13.29    $    16.68    $    21.30    $    23.36    $    26.57
  Ending AUV.........   $     9.77    $    13.29    $    16.68    $    21.30    $    23.36    $    26.57    $    27.88
  Ending Number of
    AUs..............      355,083    11,270,792    29,247,554    44,892,446    46,069,429    42,175,145    41,825,421
-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date -- 10/31/94)
  Beginning AUV......   $    10.00    $     9.95    $    11.36    $    14.20    $    15.98    $    13.57    $    15.23
  Ending AUV.........   $     9.95    $    11.36    $    14.20    $    15.98    $    13.57    $    15.23    $    15.70
  Ending Number of
    AUs..............       53,315     1,040,828     3,196,739     6,368,247     5,463,589     4,234,687     4,110,589
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                       FISCAL YEAR   FISCAL YEAR
     PORTFOLIOS         12/31/00      12/31/01
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Technology (Inception Date -- 7/5/00)
  Beginning AUV......  $    10.00    $    6.692
  Ending AUV.........  $     6.69    $    3.452
  Ending Number of
    AUs..............   1,818,833     1,792,428
-----------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date -- 6/3/96)
  Beginning AUV......  $    15.11        13.538
  Ending AUV.........  $    13.54        11.504
  Ending Number of
    AUs..............   1,711,385     1,356,237
-----------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date -- 10/31/94)
  Beginning AUV......  $    27.88        30.052
  Ending AUV.........  $    30.05        26.245
  Ending Number of
    AUs..............  38,384,619    34,548,238
-----------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date -- 10/31/94)
  Beginning AUV......  $    15.70        15.005
  Ending AUV.........  $    15.00        14.299
  Ending Number of
    AUs..............   3,413,896     2,780,936
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


AUV -- Accumulation Unit Value

 AU -- Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                          [(1+I/(1+J+0.005)](N/12) - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

The MVA factor is = [(1+I/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          APPENDIX C -- PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.


                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                       0.50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%           2.0%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%*
----------------------------------------------------------------------------------------
West Virginia                                                     1.0%           1.0%
----------------------------------------------------------------------------------------
Wyoming                                                             0%           1.0%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------



        *On the first $500,000 of premiums; 0.80% on the amount in excess of $500,000.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                   Fixed and Variable Group Deferred Contracts
                                    issued by

                            VARIABLE SEPARATE ACCOUNT
               (portion relating to the Polaris Variable Annuity)


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY








This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299





             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                  MAY 1, 2002

                                             TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

Separate Account .......................................................     3

General Account ........................................................     3

Performance Data .......................................................     4

Income Payments ........................................................     9

Annuity Unit Values ....................................................    10

Taxes ..................................................................    12

Distribution of Contracts ..............................................    16

Financial Statements ...................................................    17

                                SEPARATE ACCOUNT

         Variable Separate Account was originally established by the Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

         The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

         The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT

         The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option available in connection with the general account, as elected by the owner at the time of purchasing a contract. Assets supporting amounts allocated to fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors.

Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

         From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.


         In addition, the separate account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.


        For periods starting prior to the date the Variable Portfolios first became available through the separate account the total return data for the Capital Appreciation, Growth, Natural Resources and the Government and Quality Bond Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historic performance of the four corresponding underlying funds of Anchor Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available within the separate account. We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Capital Appreciation, Growth, Natural Resources and Government and Quality Bond underlying funds of Anchor Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


         Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO
-------------------------


         The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2001 were -0.21% and -0.21%, respectively.


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV-CMF)/(SV)

         where:

                  SV  = value of one Accumulation Unit at the start of a 7 day period
                  EV  = value of one Accumulation Unit at the end of the 7 day period
                  CMF = an allocated portion of the $35 annual
                        Contract Maintenance Fee, prorated for 7 days

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period.

However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS
-------------------------

         The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

         The total returns of the various Variable Portfolios for 1 year period, 5-year period and since each Variable Portfolio's inception date are shown on the next page, both with and without an assumed complete redemption at the end of the period.

                                    POLARIS
                            STANDARDIZED PERFORMANCE
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2001
                            (RETURN WITH REDEMPTION)


                                                                                       SINCE
                               SA INCEPTION             1 YEAR         5 YEAR        SA INCEPTION
VARIABLE PORTFOLIO                 DATE                  WITH           WITH            WITH
------------------               --------               ------         ------          ------
Anchor Series Trust
-------------------
Capital Appreciation             02/12/93              -20.96%         13.65%          14.67%
Gov't & Quality Bond             02/22/93               -1.73%          4.80%           4.89%
Natural Resources                10/31/94               -9.75%          2.50%           4.99%
Wel Growth                       02/19/93              -21.46%         10.79%          11.90%

SunAmerica Series Trust
-----------------------
Aggressive Growth                06/03/96              -39.82%          4.96%           5.39%
Alliance Growth                  02/09/93              -22.34%         10.89%          14.18%
Asset Allocation                 07/01/93              -11.35%          3.79%           7.54%
Blue Chip Growth                 07/10/00              -29.01%            N/A         -28.64%
Corporate Bond                   07/01/93               -1.13%          3.25%           3.94%
Davis Venture Value              10/31/94              -19.71%          9.34%          14.36%
Dogs of Wall Street              04/01/98               -0.89%            N/A          -2.03%
Emerging Markets                 06/02/97              -10.48%            N/A          -9.98%
Federated Value                  06/03/96              -10.90%          8.32%           8.95%
Global Bond                      07/01/93               -3.66%          4.55%           5.35%
Global Equities                  02/09/93              -26.40%          2.46%           6.42%
Goldman Sachs Research           07/05/00              -33.45%            N/A         -24.71%
Growth & Income                  02/09/93              -24.23%          9.79%          11.71%
Growth Opportunities             07/06/00              -41.57%            N/A         -35.96%
High-Yield Bond                  02/09/93              -12.88%         -1.71%           2.49%
Internat'l Diver. Eq.            10/31/94              -32.22%         -2.73%           0.19%
Internat'l Growth & Income       06/02/97              -30.49%            N/A           0.89%
MFS Growth & Income              02/09/93              -24.39%          4.98%           7.56%
MFS Mid-Cap Growth               04/01/99              -30.88%            N/A           9.71%
MFS Total Return                 10/31/94               -8.03%          8.93%          11.00%
Putnam Growth                    02/09/93              -32.36%          5.41%           7.49%
Real Estate                      06/02/97               -2.68%            N/A           2.07%
Sunamerica Balanced              06/03/96              -21.52%          6.02%           7.26%
Technology                       07/05/00              -55.61%            N/A         -57.17%
Telecom Utility                  06/03/96              -22.14%          0.56%           2.15%
Worldwide High Inc.              10/31/94              -11.85%         -0.82%           5.02%


                                    POLARIS
                               TOTAL PERFORMANCE
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2001
                          (RETURN WITHOUT REDEMPTION)


                                                                                           SINCE
                               SA INCEPTION                1 YEAR         5 YEAR         SA INCEPTION
VARIABLE PORTFOLIO                 DATE                    WITHOUT        WITHOUT          WITHOUT
------------------               --------                 ---------       -------        ------------
Anchor Series Trust
-------------------
Capital Appreciation             02/12/93                  -13.96%         14.01%            14.67%
Gov't & Quality Bond             02/22/93                    5.27%          5.29%             4.89%
Natural Resources                10/31/94                   -2.75%          3.04%             4.99%
Wel Growth                       02/19/93                  -14.46%         11.18%            11.90%

SunAmerica Series Trust
-----------------------
Aggressive Growth                06/03/96                  -32.82%          5.45%             5.67%
Alliance Growth                  02/09/93                  -15.34%         11.29%            14.18%
Asset Allocation                 07/01/93                   -4.35%          4.30%             7.54%
Blue Chip Growth                 07/10/00                  -22.01%            N/A           -23.94%
Corporate Bond                   07/01/93                    5.87%          3.77%             3.94%
Davis Venture Value              10/31/94                  -12.71%          9.76%            14.36%
Dogs of Wall Street              04/01/98                    6.11%            N/A            -0.92%
Emerging Markets                 06/02/97                   -3.48%            N/A            -9.04%
Federated Value                  06/03/96                   -3.90%          8.76%             9.19%
Global Bond                      07/01/93                    3.34%          5.05%             5.35%
Global Equities                  02/09/93                  -19.40%          3.00%             6.42%
Goldman Sachs Research           07/05/00                  -26.45%            N/A           -20.15%
Growth & Income                  02/09/93                  -17.23%         10.20%            11.71%
Growth Opportunities             07/06/00                  -34.57%            N/A           -31.04%
High-Yield Bond                  02/09/93                   -5.88%         -1.08%             2.49%
Internat'l Diver. Eq.            10/31/94                  -25.22%         -2.07%             0.19%
Internat'l Growth & Income       06/02/97                  -23.49%            N/A             1.51%
MFS Growth & Income              02/09/93                  -17.39%          5.47%             7.56%
MFS Mid-Cap Growth               04/01/99                  -23.88%            N/A            11.23%
MFS Total Return                 10/31/94                   -1.03%          9.35%            11.00%
Putnam Growth                    02/09/93                  -25.36%          5.89%             7.49%
Real Estate                      06/02/97                    4.32%            N/A             2.67%
Sunamerica Balanced              06/03/96                  -14.52%          6.49%             7.52%
Technology                       07/05/00                  -48.61%            N/A           -51.27%
Telecom Utility                  06/03/96                  -15.14%          1.14%             2.47%
Worldwide High Inc.              10/31/94                   -4.85%         -0.21%             5.02%

-----------
Total return figures are based on historical data and are not intended to indicate future performance.

                                     POLARIS
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2001
                        (RETURN WITH/WITHOUT REDEMPTION)



                                                                                                                      SINCE
                           TRUST INCEPTION        1 YEAR                  5 YEAR               10 YEAR           TRUST INCEPTION
VARIABLE PORTFOLIO              DATE          WITH       WITHOUT     WITH      WITHOUT     WITH     WITHOUT      WITH      WITHOUT
------------------           -----------    --------------------    -------------------   -----------------    -------------------
Anchor Series Trust
-------------------
Capital Appreciation          03/23/87      -20.96%      -13.96%    13.65%       14.01%   15.93%     15.93%     13.63%      13.63%
Gov't & Quality Bond          08/13/84       -1.73%        5.27%     4.80%        5.29%    5.14%      5.14%      7.35%       7.35%
Natural Resources             01/04/88       -9.75%       -2.75%     2.50%        3.04%    7.24%      7.24%      5.76%       5.76%
Wel Growth                    09/05/84      -21.46%      -14.46%    10.79%       11.18%   10.36%     10.36%     11.85%      11.85%

SunAmerica Series Trust
-----------------------
Aggressive Growth             06/03/96      -39.82%      -32.82%     4.96%        5.45%      N/A        N/A      5.39%       5.67%
Alliance Growth               02/09/93      -22.34%      -15.34%    10.89%       11.29%      N/A        N/A     14.18%      14.18%
Asset Allocation              07/01/93      -11.35%       -4.35%     3.79%        4.30%      N/A        N/A      7.54%       7.54%
Blue Chip Growth              07/05/00      -29.01%      -22.01%       N/A          N/A      N/A        N/A    -27.85%     -23.20%
Corporate Bond                07/01/93       -1.13%        5.87%     3.25%        3.77%      N/A        N/A      3.94%       3.94%
Davis Venture Value           10/28/94      -19.71%      -12.71%     9.34%        9.76%      N/A        N/A     14.36%      14.36%
Dogs of Wall Street           04/01/98       -0.89%        6.11%       N/A          N/A      N/A        N/A     -2.03%      -0.92%
Emerging Markets              06/02/97      -10.48%       -3.48%       N/A          N/A      N/A        N/A     -9.98%      -9.04%
Federated Value               06/03/96      -10.90%       -3.90%     8.32%        8.76%      N/A        N/A      8.95%       9.19%
Global Bond                   07/01/93       -3.66%        3.34%     4.55%        5.05%      N/A        N/A      5.35%       5.35%
Global Equities               02/09/93      -26.40%      -19.40%     2.46%        3.00%      N/A        N/A      6.42%       6.42%
Goldman Sachs Research        07/05/00      -33.45%      -26.45%       N/A          N/A      N/A        N/A    -24.71%     -20.15%
Growth & Income               02/09/93      -24.23%      -17.23%     9.79%       10.20%      N/A        N/A     11.71%      11.71%
Growth Opportunities          07/05/00      -41.57%      -34.57%       N/A          N/A      N/A        N/A    -35.96%     -30.99%
High-Yield Bond               02/09/93      -12.88%       -5.88%    -1.71%       -1.08%      N/A        N/A      2.49%       2.49%
Internat'l Diver. Eq.         10/28/94      -32.22%      -25.22%    -2.73%       -2.07%      N/A        N/A      0.19%       0.19%
Internat'l Growth & Income    06/02/97      -30.49%      -23.49%       N/A          N/A      N/A        N/A      0.89%       1.51%
MFS Growth & Income           02/09/93      -24.39%      -17.39%     4.98%        5.47%      N/A        N/A      7.56%       7.56%
MFS Mid-Cap Growth            04/01/99      -30.88%      -23.88%       N/A          N/A      N/A        N/A      9.71%      11.23%
MFS Total Return              10/28/94       -8.03%       -1.03%     8.93%        9.35%      N/A        N/A     11.00%      11.00%
Putnam Growth                 02/09/93      -32.36%      -25.36%     5.41%        5.89%      N/A        N/A      7.49%       7.49%
Real Estate                   06/02/97       -2.68%        4.32%       N/A          N/A      N/A        N/A      2.07%       2.67%
Sunamerica Balanced           06/03/96      -21.52%      -14.52%     6.02%        6.49%      N/A        N/A      7.26%       7.52%
Technology                    07/05/00      -55.61%      -48.61%       N/A          N/A      N/A        N/A    -57.17%     -51.27%
Telecom Utility               06/03/96      -22.14%      -15.14%     0.56%        1.14%      N/A        N/A      2.15%       2.47%
Worldwide High Inc.           10/28/94      -11.85%       -4.85%    -0.82%       -0.21%      N/A        N/A      5.02%       5.02%


Total return figures are based on historical data and are not intended to indicate future performance.

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                        n
                  P(1+T)  = ERV

         where:   P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years

               ERV  =      ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

         The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS
-------------------------------

         The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS
---------------------------

         For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

         For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR
---------------------

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results from an increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

         Illustrative Example
         --------------------

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

         Illustrative Example
         --------------------

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS
------------------------

         Illustrative Example
         --------------------

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

         P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

              First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $630.95/$13.256932 = 47.593968

         P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 47.593968 x $13.327695 = $634.32

         The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

         Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.



                                     TAXES




GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated

Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts.

For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS - SECTION 457

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001
For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds is currently unclear.



                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


     The audited consolidated financial statements of the AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999, are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options.



     Included in this Statement of Additional Information are the Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) audited financial statements at December 31, 2001, for the years ended December 31, 2001 and 2000.


     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2002






                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET



                                                  December 31,     December 31,
                                                          2001             2000
                                                  ------------     ------------
                                                          (In thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                 $   200,064      $   169,701
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 2001, $4,607,901;
     December 2000, $4,130,570)                      4,545,075        4,007,902
   Mortgage loans                                      692,392          684,174
   Partnerships                                        451,583            8,216
   Policy loans                                        226,961          244,436
   Separate account seed money                          50,560          104,678
   Common stocks available for sale,
     at fair value (cost: December 2001,
     $1,288; December 2000, $1,001)                        861              974
   Real estate                                          20,091           24,139
   Other invested assets                               563,739           18,514
                                                   -----------      -----------

   Total investments and cash                        6,751,326        5,262,734

Variable annuity assets held in separate
   accounts                                         18,526,413       20,393,820
Accrued investment income                               65,272           57,555
Deferred acquisition costs                           1,419,498        1,286,456
Income taxes currently receivable from Parent           61,435           60,992
Other assets                                           117,644          127,921
                                                   -----------      -----------

TOTAL ASSETS                                       $26,941,588      $27,189,478
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)



                                                 December 31,       December 31,
                                                         2001               2000
                                                 ------------       ------------
                                                        (In thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  3,498,917       $  2,778,229
   Reserves for universal life insurance
     contracts                                      1,738,493          1,832,667
   Reserves for guaranteed investment
     contracts                                        483,861            610,672
   Securities lending agreements                      541,899                 --
   Modified coinsurance deposit liability              61,675             97,647
   Other liabilities                                  226,550            206,677
                                                 ------------       ------------
   Total reserves, payables and accrued
     liabilities                                    6,551,395          5,525,892
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               18,526,413         20,393,820
                                                 ------------       ------------
Subordinated notes payable to affiliates               58,814             55,119
-------------------------------------------      ------------       ------------
Deferred income taxes                                 210,970             85,978
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         925,753            493,010
   Retained earnings                                  694,004            697,730
   Accumulated other comprehensive loss               (29,272)           (65,582)
                                                 ------------       ------------
   Total shareholder's equity                       1,593,996          1,128,669
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 26,941,588       $ 27,189,478
                                                 ============       ============


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME



                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
Investment income                                  $ 375,213      $ 399,355      $ 516,001
                                                   ---------      ---------      ---------
Interest expense on:
   Fixed annuity contracts                          (133,647)      (140,322)      (231,929)
   Universal life insurance
     contracts                                       (81,773)       (86,263)      (102,486)
   Guaranteed investment
     contracts                                       (25,079)       (34,124)       (19,649)
   Senior indebtedness                                  (945)            --           (199)
   Subordinated notes payable
     to affiliates                                    (4,475)        (4,144)        (3,474)
                                                   ---------      ---------      ---------
   Total interest expense                           (245,919)      (264,853)      (357,737)
                                                   ---------      ---------      ---------
NET INVESTMENT INCOME                                129,294        134,502        158,264
                                                   ---------      ---------      ---------
NET REALIZED INVESTMENT LOSSES                       (92,711)       (15,177)       (19,620)
                                                   ---------      ---------      ---------
Fee income:
   Variable annuity fees                             361,877        400,495        306,417
   Net retained commissions                           47,572         62,202         51,039
   Asset management fees                              63,529         73,922         43,510
   Universal life insurance fees, net                 18,909         20,258         28,932
   Surrender charges                                  24,911         20,963         17,137
   Other fees                                         14,551         12,959          6,327
                                                   ---------      ---------      ---------
TOTAL FEE INCOME                                     531,349        590,799        453,362
                                                   ---------      ---------      ---------
GENERAL AND ADMINISTRATIVE EXPENSES                 (146,169)      (170,076)      (146,297)
                                                   ---------      ---------      ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                                (220,316)      (158,007)      (116,840)
                                                   ---------      ---------      ---------
ANNUAL COMMISSIONS                                   (58,278)       (56,473)       (40,760)
                                                   ---------      ---------      ---------
GUARANTEED MINIMUM DEATH BENEFITS                    (21,606)        (1,551)          (386)
                                                   ---------      ---------      ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                                 121,563        324,017        287,723
                                                   ---------      ---------      ---------
Income tax expense                                   (20,852)      (108,445)      (103,025)
                                                   ---------      ---------      ---------
NET INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                               $ 100,711      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                               (10,342)            --             --
                                                   ---------      ---------      ---------
NET INCOME                                         $  90,369      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)




                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
   NET OF TAX:
     Net unrealized gains (losses)
       on debt and equity securities
       available for sale identified
       in the current period (net of
       income tax benefit of $3,646,
       income tax expense of $20,444
       and income tax benefit of $63,900
       for 2001, 2000 and 1999, respectively)      $  (6,772)     $  37,968      $(118,669)

     Less reclassification adjustment
       for net realized losses included in net
       income (net of income tax benefit
       of $22,422, $4,848 and $4,165 for
       2001, 2000 and 1999, respectively)             41,640          9,003          7,735

CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                                 1,389             --             --

Net change related to cash flow hedges
   (net of income tax expense of $28
   for 2001)                                              53             --             --
                                                   ---------      ---------      ---------
OTHER COMPREHENSIVE INCOME (LOSS)                     36,310         46,971       (110,934)
                                                   ---------      ---------      ---------
COMPREHENSIVE INCOME                               $ 126,679      $ 262,543      $  73,764
                                                   =========      =========      =========


           See accompanying notes to consolidated financial statements



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS



                                                                        Years Ended December 31,
                                                            ---------------------------------------------
                                                                   2001             2000             1999
                                                            -----------      -----------      -----------
                                                                            (In thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
   Net income                                               $    90,369      $   215,572      $   184,698
   Adjustments to reconcile net income to net
     cash provided by operating activities:
     Cumulative effect of accounting change,
        net of tax                                               10,342               --               --
     Interest credited to:
        Fixed annuity contracts                                 133,647          140,322          231,929
        Universal life insurance contracts                       81,773           86,263          102,486
        Guaranteed investment contracts                          25,079           34,124           19,649
     Net realized investment losses                              92,711           15,177           19,620
     Amortization (accretion) of net
        premiums (discounts) on investments                       4,554           (2,198)         (18,343)
     Universal life insurance fees                              (18,909)         (20,258)         (28,932)
     Amortization of goodwill                                     1,452            1,455              776
     Provision for deferred income taxes                        126,010          114,127         (100,013)
     Change in:
        Accrued investment income                                (7,717)           3,029            9,155
        Deferred acquisition costs                              (97,947)        (171,500)        (184,507)
        Other assets                                             15,042          (16,628)          (5,661)
        Income taxes currently
        receivable/payable from Parent                              106          (84,482)          12,367
        Due from/to affiliates                                  (68,844)          27,763           27,381
        Other liabilities                                         9,697          (40,283)          22,123
     Other, net                                                    (770)          10,799           (2,992)
                                                            -----------      -----------      -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                       396,595          313,282          289,736
                                                            -----------      -----------      -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable preferred stock             (2,178,830)        (881,647)      (4,130,682)
     Mortgage loans                                             (70,295)        (144,303)        (331,398)
     Other investments, excluding short-term
        investments                                             (27,413)         (66,722)        (227,268)
   Sales of:
     Bonds, notes and redeemable preferred stock              1,087,090          468,221        2,660,931
     Other investments, excluding short-term
        investments                                               3,527           60,538           65,395
   Redemptions and maturities of:
     Bonds, notes and redeemable preferred stock                549,638          429,347        1,274,764
     Mortgage loans                                              63,960          136,277           46,760
     Other investments, excluding short-term
        investments                                              78,555          122,195           21,256
     Net cash and short-term investments transferred
        to affiliates in assumption reinsurance
        transaction with MBL Life Assurance Corporation              --           (3,314)        (371,634)
                                                            -----------      -----------      -----------
   NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES         (493,768)         120,592         (991,876)
                                                            -----------      -----------      -----------


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)



                                                                    Years Ended December 31,
                                                        ---------------------------------------------
                                                               2001             2000             1999
                                                        -----------      -----------      -----------
                                                                        (In thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposit and premium receipts on:
     Fixed annuity contracts                            $ 2,280,498      $ 1,764,600      $ 2,016,851
     Universal life insurance contracts                      52,469           58,738           78,864
     Guaranteed investment contracts                         40,000          350,000               --
   Net exchanges from the fixed accounts
     of variable annuity contracts                       (1,368,527)      (1,994,710)      (1,821,324)
   Withdrawal payments on:
     Fixed annuity contracts                               (315,794)        (320,778)      (2,232,374)
     Universal life insurance contracts                     (55,361)        (145,067)         (81,634)
     Guaranteed investment contracts                       (191,919)         (78,312)         (19,742)
   Claims and annuity payments on:
     Fixed annuity contracts                                (52,685)        (114,761)         (46,578)
     Universal life insurance contracts                    (146,998)        (118,302)        (158,043)
   Net receipts from (repayments of)
     other short-term financings                             15,920          (33,689)          40,924
   Net receipts (payments) related to a
     modified coinsurance transaction                       (35,972)         (43,110)         140,757
   Net receipts from issuances of subordinated
     notes payable to affiliate                                  --           17,303               --
   Capital contributions received                                --               --          114,400
   Return of capital by Parent                                   --               --         (170,500)
   Dividends paid to Parent                                 (94,095)         (69,000)              --
                                                        -----------      -----------      -----------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES         127,536         (727,088)      (2,138,399)
                                                        -----------      -----------      -----------
NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                                30,363         (293,214)      (2,840,539)
CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                   169,701          462,915        3,303,454
                                                        -----------      -----------      -----------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                     $   200,064      $   169,701      $   462,915
                                                        ===========      ===========      ===========
SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness                        $     1,725      $     1,841      $     3,787
                                                        ===========      ===========      ===========
   Net income taxes received from (paid to) Parent      $   120,504      $   (78,796)     $  (190,126)
                                                        ===========      ===========      ===========


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.      NATURE OF OPERATIONS

        AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company), including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal Alliance"), a wholly owned subsidiary of the Company.

        The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However, the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

        Under GAAP, deposits collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

        INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships that are invested in real estate and fixed-income securities are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or net realizable value. Common stock is carried at fair value. Other invested assets consist of invested collateral with respect to the Company's securities lending program, collateralized bond obligations





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        and investments in mutual funds for the Company's asset management operations.

        The Company lends its securities and primarily takes cash as collateral with respect to the securities lent. This collateral is an amount in excess of the fair value of the securities lent. Collateral received that is other than cash also exceeds the fair value of the securities lent. The Company monitors daily the market value of securities that are on loan relative to the fair value of collateral held and obtains additional collateral when necessary. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the consolidated statement of income and comprehensive income.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets into fixed-rate instruments. At December 31, 2001, the Company had one outstanding Swap Agreement subject to the provisions of SFAS 133 (see "Recently Issued Accounting Standards") with a notional principal of $97,000,000 which matures in June 2002. This agreement effectively converts a $97,000,000 floating rate commercial mortgage to a fixed rate instrument. The agreement has been designated as a cash flow hedge and accordingly, the market value of the Swap Agreement, $2,218,000, has been recorded as an asset in the Company's consolidated balance sheet as of December 31, 2001. Changes in the market value of this Swap Agreement, net of taxes, are recognized as a component of other comprehensive income. There was no inefficiency associated with this Swap Agreement at adoption or in the year ended December 31, 2001.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $359,162,000 and $362,085,000 for the years ended December 31, 2001 and 2000, respectively.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $16,000,000 and $21,800,000 at December 31, 2001 and 2000, respectively, for this adjustment.

        VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
        The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        GOODWILL: Goodwill amounted to $20,150,000 (including accumulated amortization of $19,852,000) and $21,604,000 (including accumulated amortization of $18,101,000) at December 31, 2001 and 2000, respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable. See "Recently Issued Accounting Standards" below for discussion of future accounting for goodwill effective January 1, 2002.

        RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

        FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

        In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $10,342,000 ($15,910,000 before tax).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

        As of December 31, 2001, the Company recorded $20,150,000 million of goodwill on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its results of operations and financial condition will not be significant.

        In August 2001, the FASB issued Statement of Financial Accounting Standard No. 144 "Accounting for the Impairment and Disposal of Long-Lived Assets" ("SFAS 144"). SFAS 144 eliminates the exception to consolidation for a subsidiary for which control is likely to be temporary. As a result, this standard may impact the Company's financial statements with respect to SA Affordable Housing LLC's ownership interests in limited partnerships (see Note 9). SFAS 144 is effective for the year commencing January 1, 2002. The Company is currently evaluating the provisions of SFAS 144, and has not yet determined the impact on the Company's consolidated balance sheet or its consolidated results of operations.

    3.  ACQUISITIONS

        Pursuant to AIG's acquisition of American General Financial Group in 2001, American General's North American Funds were merged with SunAmerica Mutual Funds. The merger of these funds increased the Company's assets under management by approximately $1,329,000,000.

        On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $83,737,000 at December 31, 2001, after adjustment for the transfer of the New York





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



3.      ACQUISITIONS (Continued)

        business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2001, 2000 and 1999 include the impact of the Acquisition.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

        The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

        As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $52,093,000 and $58,329,000 on January 1, 2000 and June 30, 2001,
        respectively, and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2001, the remaining enhancement reserve for such payments totaled $100,834,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



4.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $   24,279     $   24,069
        Mortgage-backed securities           1,532,155      1,543,175
        Securities of public utilities         223,006        222,815
        Corporate bonds and notes            2,059,160      2,002,981
        Redeemable preferred stocks             21,515         21,515
        Other debt securities                  747,786        730,520
                                            ----------     ----------
          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $   19,164     $   18,868
        Mortgage-backed securities           1,651,581      1,636,304
        Securities of public utilities         154,076        151,209
        Corporate bonds and notes            1,426,845      1,329,001
        Redeemable preferred stocks              1,375          1,375
        Other debt securities                  877,529        871,145
                                            ----------     ----------
          Total                             $4,130,570     $4,007,902
                                            ==========     ==========

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2001, follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        Due in one year or less             $   93,363     $   94,251
        Due after one year through
          five years                         1,122,253      1,110,755
        Due after five years through
          ten years                          1,371,336      1,321,277
        Due after ten years                    488,794        475,617
        Mortgage-backed securities           1,532,155      1,543,175
                                            ----------     ----------

          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                Gross         Gross
                                           Unrealized    Unrealized
                                                Gains        Losses
                                           ----------    ----------
                                                (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $     105     $    (315)
        Mortgage-backed securities             16,573        (5,553)
        Securities of public utilities          1,885        (2,076)
        Corporate bonds and notes              21,540       (77,719)
        Other debt securities                   6,226       (23,492)
                                            ---------     ---------
          Total                             $  46,329     $(109,155)
                                            =========     =========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $      17     $    (313)
        Mortgage-backed securities             10,000       (25,277)
        Securities of public utilities            267        (3,134)
        Corporate bonds and notes              12,682      (110,526)
        Other debt securities                  11,482       (17,866)
                                            ---------     ---------
          Total                             $  34,448     $(157,116)
                                            =========     =========

        Gross unrealized gains on equity securities aggregated $12,000 at December 31, 2001 and $18,000 at December 31, 2000. Gross unrealized losses on equity securities aggregated $439,000 at December 31, 2001 and $45,000 at December 31, 2000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        BONDS, NOTES AND REDEEMABLE
         PREFERRED STOCKS:
          Realized gains                $  34,026      $   9,608      $   8,333
          Realized losses                 (25,258)        (5,573)       (26,113)
        MORTGAGE LOANS:
          Realized losses                      --           (276)            --

        COMMON STOCKS:
          Realized gains                      164            610          4,239
          Realized losses                      --             --            (11)

        OTHER INVESTMENTS:
          Realized gains                       --          1,091             --
          Realized losses                    (685)            --             --

        IMPAIRMENT WRITEDOWNS            (100,958)       (20,637)        (6,068)
                                        ---------      ---------      ---------
          Total net realized
          investment losses             $ (92,711)     $ (15,177)     $ (19,620)
                                        =========      =========      =========

        The sources and related amounts of investment income (losses) are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        Short-term investments          $   9,430      $  21,683      $  61,764
        Bonds, notes and redeemable
          preferred stocks                285,668        290,157        348,373
        Mortgage loans                     58,262         60,608         47,480
        Partnerships                       13,905          7,031          6,631
        Policy loans                       18,218         20,200         22,284
        Common stocks                           2             --              7
        Real estate                          (272)           121           (525)
        Other invested assets              (5,038)         6,668         35,939
        Less: investment expenses          (4,962)        (7,113)        (5,952)
                                        ---------      ---------      ---------
        Total investment income         $ 375,213      $ 399,355      $ 516,001
                                        =========      =========      =========




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.      INVESTMENTS (Continued)

        At December 31, 2001, no investments in any one entity or its affiliates exceeded 10% of the Company's consolidated shareholder's equity.

        At December 31, 2001, bonds, notes and redeemable preferred stocks included $215,528,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 35 industries with 20% of these assets concentrated in telecommunications and 10% concentrated in airlines. No other industry concentration constituted more than 6% of these assets.

        At December 31, 2001, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 30% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 9% of the portfolio was secured by properties in any other single state.

        At December 31, 2001, the carrying value of investments in default as to the payment of principal or interest was $12,060,000 ($9,824,000 of bonds and $2,236,000 of mortgage loans).

        As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2001, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $30,954,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The net interest received or paid on the asset Swap Agreement is included in Investment Income, while the net interest received or paid on the liability Swap Agreement is included in Interest Expense in the Consolidated Statement of Income and Comprehensive Income. The total net interest received (paid) amounted to $2,599,000 for the year ended December 31, 2001, $43,000 for the year ended December 31, 2000 and $(215,000) for the year ended December 31, 1999.

        At December 31, 2001, $8,635,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

        PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.







                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        The estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 compared with their respective carrying values, are as follows:

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                        (In thousands)
        DECEMBER 31, 2001:

        ASSETS:
          Cash and short-term investments          $   200,064     $   200,064
          Bonds, notes and redeemable
             preferred stocks                        4,545,075       4,545,075
          Mortgage loans                               692,392         732,393
          Policy loans                                 226,961         226,961
          Separate account seed money                   50,560          50,560
          Common stocks                                    861             861
          Partnerships                                   8,214           7,527
          Variable annuity assets held in
             separate accounts                      18,526,413      18,526,413

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 3,498,917     $ 3,439,727
          Reserves for guaranteed investment
             contracts                                 483,861         490,718
          Variable annuity liabilities related
             to separate accounts                   18,526,413      18,526,413
          Subordinated notes payable to
             affiliates                                 58,814          62,273





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                         (In thousands)
        DECEMBER 31, 2000:

        ASSETS:
          Cash and short-term investments          $   169,701     $   169,701
          Bonds, notes and redeemable
             preferred stocks                        4,007,902       4,007,902
          Mortgage loans                               684,174         711,543
          Policy loans                                 244,436         244,436
          Separate account seed money                  104,678         104,678
          Common stocks                                    974             974
          Partnerships                                   8,216           9,915
          Variable annuity assets held in
             separate accounts                      20,393,820      20,393,820

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 2,778,229     $ 2,618,719
          Reserves for guaranteed investment
             contracts                                 610,672         610,672
          Variable annuity liabilities related
             to separate accounts                   20,393,820      20,393,820
          Subordinated notes payable to
             affiliates                                 55,119          57,774

6.      SUBORDINATED NOTES PAYABLE TO AFFILIATES

        Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001, and require principal payments of $21,500,000 in 2002, $20,400,000 in 2003, $3,000,000 in 2004 and $7,560,000 in 2005.
        The $6,354,000 of accrued interest was paid by the Company in January and February 2002.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



7.      REINSURANCE

        With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If a policyholder death benefit notification is received and the assets in the respective policyholder separate accounts are insufficient to fund the required minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 27% of the liabilities as of December 31, 2001. During January 2002, the Company entered into additional reinsurance agreements which significantly limited its exposure for certain contracts entered into in 2001 through 2003.

        Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2001.

        The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2001, a total reserve credit of $3,781,000 was taken against the life insurance reserves.

        On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $6,909,000 for the year ended December 31, 2001, $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is reported as a component of General and Administrative Expenses in the Consolidated Statement of Income and Comprehensive Income.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2001 is $1,031,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $497,850,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

        In the ordinary course of business, the Company is obligated to purchase approximately $46,000,000 of asset backed securities as of December 31, 2001.

        The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $240,158,000 as of December 31, 2001, of various mortgage-backed securities at par value in March 2006. At the present time, management does not anticipate any material losses with respect to this agreement.

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company, with the potential exception of McMurdie et al. v. SunAmerica et al., Case No. BC 194082. The lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

        Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.      SHAREHOLDER'S EQUITY

        The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2001 and 2000, 3,511 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                                 Years Ended December 31,
                                                        ---------------------------------------
                                                             2001           2000           1999
                                                        ---------      ---------      ---------
                                                                    (In thousands)
        ADDITIONAL PAID-IN CAPITAL:
          Beginning balances                            $ 493,010      $ 493,010      $ 378,674
          Reclassification of note by Parent                   --             --        170,436
          Return of capital                                    --             --       (170,500)
          Capital contributions received                       --             --        114,250
          Contribution of partnership investment               --             --            150
          Contribution of subsidiary by Parent            432,743             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 925,753      $ 493,010      $ 493,010
                                                        =========      =========      =========

        RETAINED EARNINGS:
          Beginning balances                            $ 697,730      $ 551,158      $ 366,460
          Net income                                       90,369        215,572        184,698
          Dividends paid to Parent                        (94,095)       (69,000)            --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 694,004      $ 697,730      $ 551,158
                                                        =========      =========      =========

        ACCUMULATED OTHER
          COMPREHENSIVE LOSS:
             Beginning balances                         $ (65,582)     $(112,553)     $  (1,619)
             Change in net unrealized
                gains (losses) on debt
                securities available for sale              59,842         79,891       (198,659)
             Change in net unrealized
                gains (losses) on equity
                securities available for sale                (400)           (27)           (10)
             Change in adjustment to deferred
                acquisition costs                          (5,800)        (7,600)        28,000
             Tax effects of net changes                   (18,774)       (25,293)        59,735
             Cumulative effect of accounting
                change, net of tax                          1,389             --             --
             Net change related to cash flow hedges            53             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ (29,272)     $ (65,582)     $(112,553)
                                                        =========      =========      =========

        On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. All of SAAH LLC's ownership interests were subsequently contributed by the Company to SunAmerica Asset Management. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SunAmerica Asset Management. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



9.      SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2002 without prior approval. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1,
        2000, respectively. No dividends were paid in the year ended December 31, 1999.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 2001 totaled $122,322,000. The Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The Company's statutory capital and surplus totaled approximately $1,009,267,000 at December 31, 2001 and $719,946,000 at December 31, 2000.

        In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the codification of statutory accounting principles ("Codification") which replaced the NAIC's previous primary guidance on statutory accounting, which became effective January 1, 2001. Codification changed prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The adoption of Codification resulted in an increase to the Company's statutory surplus of approximately $92,402,000.

        On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                       Net Realized
                                         Investment
                                     Gains (Losses)     Operations          Total
                                     --------------     ----------      ---------
                                                      (In thousands)
        YEAR ENDED DECEMBER 31, 2001:

        Currently payable                 $ (18,317)     $ (86,841)     $(105,158)
        Deferred                            (17,180)       143,190        126,010
                                          ---------      ---------      ---------
          Total income tax expense
          (benefit)                       $ (35,497)     $  56,349      $  20,852
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 2000:

        Currently payable                 $   2,791      $  (8,473)     $  (5,682)
        Deferred                             (8,103)       122,230        114,127
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (5,312)     $ 113,757      $ 108,445
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 1999:

        Currently payable                 $   6,846      $ 196,192      $ 203,038
        Deferred                            (13,713)       (86,300)      (100,013)
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (6,867)     $ 109,892      $ 103,025
                                          =========      =========      =========









                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.     INCOME TAXES (Continued)

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                           Years Ended December 31,
                                                  ---------------------------------------
                                                       2001           2000           1999
                                                  ---------      ---------      ---------
                                                              (In thousands)
        Amount computed at statutory rate         $  42,547      $ 113,406      $ 100,703
        Increases (decreases) resulting from:
          Amortization of differences
             between book and tax
             bases of net assets acquired               613            597            609
          State income taxes, net of
             federal tax benefit                      4,072          9,718          7,231
          Dividends received deduction              (13,406)       (10,900)        (3,618)
          Tax credits                               (16,758)        (2,382)        (1,346)
          Other, net                                  3,784         (1,994)          (554)
                                                  ---------      ---------      ---------
          Total income tax expense                $  20,852      $ 108,445      $ 103,025
                                                  =========      =========      =========

        For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2001. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                  December 31,   December 31,
                                                          2001           2000
                                                  ------------   ------------
                                                         (In thousands)
        DEFERRED TAX LIABILITIES:
        Investments                                  $      --      $  18,738
        Deferred acquisition costs                     425,208        317,995
        State income taxes                               5,978          9,640
        Other liabilities                               24,247         55,101
                                                     ---------      ---------
        Total deferred tax liabilities                 455,433        401,474
                                                     ---------      ---------

        DEFERRED TAX ASSETS:
        Investments                                  $ (23,194)     $      --
        Contractholder reserves                       (184,890)      (247,591)
        Guaranty fund assessments                       (3,629)        (3,610)
        Deferred income                                (16,211)       (28,982)
        Net unrealized losses on debt and equity
          securities available for sale                (16,539)       (35,313)
                                                     ---------      ---------
        Total deferred tax assets                     (244,463)      (315,496)
                                                     ---------      ---------
        Deferred income taxes                        $ 210,970      $  85,978
                                                     =========      =========

11.     RELATED-PARTY MATTERS

        The Company pays commissions to six affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co., Inc.; and VALIC Financial Advisors. Commissions paid to these broker-dealers totaled $40,567,000 in the year ended December 31, 2001, $44,584,000 in the year ended December 31, 2000 and $37,435,000 in the year ended December 31, 1999. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's variable annuity products, amounting to approximately 26.0%, 33.8% and 35.6% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3%, 33.6% and 37.9% were distributed by these affiliated broker-dealers for each of the respective periods.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $130,178,000 for the year ended December 31, 2001, $132,034,000 for the year ended December 31, 2000 and $105,059,000 for the year ended December 31, 1999. The marketing component of such costs during these periods amounted to $68,757,000, $61,954,000 and $53,385,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



11.     RELATED-PARTY MATTERS (Continued)

        During the year ended December 31, 2001, the Company paid $219,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2).

        During the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica. Under the terms of this agreement, the Company has immediate access of up to $500 million. Any advances made under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2001.

        Also, during the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica whereby SunAmerica has the right to borrow up to $500 million from the Company. Any advances made by the Company under this agreement must be repaid to the Company within 30 days. As of December 31, 2001, $75 million was due to the Company under this agreement. This receivable was collected in January 2002 and is included in other assets in the consolidated balance sheet.

        At December 31, 2001 and 2000, the Company held no investments issued by any of its affiliates.

        During the year ended December 31, 2001, the Company made no purchases or sales of invested assets to or from the Parent or its affiliates.

        During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 3).

        During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

        During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

        During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 3). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

        During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS

        The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

        Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 12.2% of sales in the year ended December 31, 2001, 16.9% of sales in the year ended December 31, 2000 and 12.0% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for 10% or more of sales for any such period. There was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

        Summarized data for the Company's business segments follow:

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2001:

        Investment income              $    359,655      $     14,988      $        570      $    375,213
        Interest expense                   (241,444)           (4,115)             (360)         (245,919)
                                       ------------      ------------      ------------      ------------
        Net investment income               118,211            10,873               210           129,294
        Net realized investment
          losses                            (59,784)          (32,927)               --           (92,711)

        Variable annuity fees               350,378            11,499                --           361,877
        Net retained commissions                 --             2,210            45,362            47,572
        Asset management fees                    --            63,529                --            63,529
        Universal life insurance
          fees, net                          18,909                --                --            18,909
        Surrender charges                    24,911                --                --            24,911
        Other fees, net                       3,626             9,350             1,575            14,551
                                       ------------      ------------      ------------      ------------
        Total fee income                    397,824            86,588            46,937           531,349

        General and administrative
          expenses                          (89,253)          (27,430)          (29,486)         (146,169)

        Amortization of deferred
          acquisition costs                (144,273)          (76,043)               --          (220,316)

        Annual commissions                  (58,278)               --                --           (58,278)

        Guaranteed minimum
          death benefits                    (21,606)               --                --           (21,606)
                                       ------------      ------------      ------------      ------------

        Pretax income (loss)
          before cumulative
          effect of accounting
          change                       $    142,841      $    (38,939)     $     17,661      $    121,563
                                       ============      ============      ============      ============
        Total assets                   $ 26,208,762      $    659,876      $     72,950      $ 26,941,588
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        614      $        608      $      1,222
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2000:

        Investment income              $    388,368      $      9,800      $      1,187      $    399,355
        Interest expense                   (260,709)           (3,784)             (360)         (264,853)
                                       ------------      ------------      ------------      ------------
        Net investment income               127,659             6,016               827           134,502
        Net realized investment
          losses                            (15,177)               --                --           (15,177)

        Variable annuity fees               385,436            15,059                --           400,495
        Net retained commissions                 --             3,878            58,324            62,202
        Asset management fees                    --            73,922                --            73,922
        Universal life insurance
          fees, net                          20,258                --                --            20,258
        Surrender charges                    20,963                --                --            20,963
        Other fees, net                       3,832             6,708             2,419            12,959
                                       ------------      ------------      ------------      ------------
        Total fee income                    430,489            99,567            60,743           590,799

        General and administrative
          expenses                         (101,912)          (36,106)          (32,058)         (170,076)

        Amortization of deferred           (125,035)          (32,972)               --          (158,007)
          acquisition costs

        Annual commissions                  (56,473)               --                --           (56,473)

        Guaranteed minimum
          death benefits                     (1,551)               --                --            (1,551)
                                       ------------      ------------      ------------      ------------
        Pretax income before
          cumulative effect of
          accounting change            $    258,000      $     36,505      $     29,512      $    324,017
                                       ============      ============      ============      ============
        Total assets                   $ 26,908,888      $    199,075      $     81,515      $ 27,189,478
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        454      $      1,600      $      2,054
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 1999:

        Investment income              $    505,962      $      9,072      $        967      $    516,001
        Interest expense                   (354,263)           (3,085)             (389)         (357,737)
                                       ------------      ------------      ------------      ------------
        Net investment income               151,699             5,987               578           158,264
        Net realized investment
          losses                            (19,620)               --                --           (19,620)

        Variable annuity fees               296,112            10,305                --           306,417
        Net retained commissions                 --             2,012            49,027            51,039
        Asset management fees                    --            43,510                --            43,510
        Universal life insurance
          fees, net                          28,932                --                --            28,932
        Surrender charges                    17,137                --                --            17,137
        Other fees, net                       2,139             4,804              (616)            6,327
                                       ------------      ------------      ------------      ------------

        Total fee income                    344,320            60,631            48,411           453,362

        General and administrative
          expenses                          (93,921)          (23,998)          (28,378)         (146,297)

        Amortization of deferred
          acquisition costs                 (94,910)          (21,930)               --          (116,840)

        Annual commissions                  (40,760)               --                --           (40,760)

        Guaranteed minimum
          death benefits                       (386)               --                --              (386)
                                       ------------      ------------      ------------      ------------

        Pretax income before
          cumulative effect of
          accounting change            $    246,422      $     20,690      $     20,611      $    287,723
                                       ============      ============      ============      ============
        Total assets                   $ 26,649,310      $    150,966      $     74,218      $ 26,874,494
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $      2,271      $      2,728      $      4,999
                                       ============      ============      ============      ============







13.     SUBSEQUENT EVENT

               The Company has declared a distribution to its Parent, effective January 1, 2002, of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corporation ("Saamsun"). This distribution was declared subject to the approval of the Arizona Department of Insurance. In the opinion of management, subsequent to such distribution, the Company's capital and surplus will remain more than sufficient in relation to its outstanding liabilities and more than adequate relative to its financial needs, and will exceed its risk-based capital requirements by a considerable margin.

               Saamsun is comprised of the Company's asset management and broker-dealer segments. If approved, such distribution would have a material effect upon the Company's shareholders equity, reducing it by approximately $550 million in 2002. Partnerships would be reduced by approximately $440 million. Pretax income in future periods would be reduced by the earnings of the Company's asset management and broker-dealer operations, which, on a combined basis, total $35.5 million, $74.7 million, and $50.8 million for 2001, 2000, and 1999, respectively.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the POLARIS Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (Portion Relating to the POLARIS Variable Annuity), a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account"), at December 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.






PriceWaterhouseCoopers LLP
Los Angeles, California
March 8, 2002

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001

                                                                   Government
                                                      Capital              and                           Natural       Aggressive
                                                 Appreciation     Quality Bond           Growth        Resources           Growth
                                                    Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                               ----------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                          $570,990,606     $169,790,684     $195,939,683     $ 25,492,638     $          0
     Investments in SunAmerica Series Trust,
        at market value                                     0                0                0                0       78,671,438

Liabilities                                                 0                0                0                0                0
                                               ----------------------------------------------------------------------------------
Net Assets                                       $570,990,606     $169,790,684     $195,939,683     $ 25,492,638     $ 78,671,438
                                               ==================================================================================
Accumulation units outstanding                     16,861,232       11,075,554        7,201,303        1,779,774        5,764,274
                                               ==================================================================================
Unit value of accumulation units                 $      33.86     $      15.33     $      27.21     $      14.33     $      13.65
                                               ==================================================================================

                                                   Alliance            Asset
                                                     Growth       Allocation
                                                  Portfolio        Portfolio
                                               -----------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                        $          0     $          0
     Investments in SunAmerica Series Trust,
        at market value                         627,106,867      276,373,011

Liabilities                                               0                0
                                               -----------------------------
Net Assets                                     $627,106,867     $276,373,011
                                               =============================
Accumulation units outstanding                   19,224,052       14,847,409
                                               =============================
Unit value of accumulation units               $      32.62     $      18.61
                                               =============================


See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)


                                                    Blue Chip             Cash        Corporate    Davis Venture        "Dogs" of
                                                       Growth       Management             Bond            Value      Wall Street
                                                    Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                                 --------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                          $          0     $          0     $          0     $          0     $          0
     Investments in SunAmerica Series Trust,
        at market value                             4,804,897      140,407,157       70,185,843      906,729,731       13,307,740

Liabilities                                                 0                0                0                0                0
                                                 --------------------------------------------------------------------------------

Net Assets                                       $  4,804,897     $140,407,157     $ 70,185,843     $906,729,731     $ 13,307,740
                                                 ================================================================================
Accumulation units outstanding                        718,225       10,749,535        5,023,156       34,548,238        1,372,946
                                                 ================================================================================
Unit value of accumulation units                 $       6.69     $      13.06     $      13.97     $      26.25     $       9.69
                                                 ================================================================================


                                                     Emerging        Federated
                                                      Markets            Value
                                                    Portfolio        Portfolio
                                                 -----------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                          $          0     $          0
     Investments in SunAmerica Series Trust,
        at market value                            11,761,658       66,587,375

Liabilities                                                 0                0
                                                 -----------------------------

Net Assets                                       $ 11,761,658     $ 66,587,375
                                                 =============================
Accumulation units outstanding                      1,798,703        4,065,034
                                                 =============================
Unit value of accumulation units                 $       6.54     $      16.38
                                                 =============================


See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)



                                                       Global           Global    Goldman Sachs          Growth-           Growth
                                                         Bond         Equities         Research           Income    Opportunities
                                                    Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                                 --------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                          $          0     $          0     $          0     $          0     $          0
     Investments in SunAmerica Series Trust,
        at market value                            57,518,672      192,901,086        3,319,572      515,884,154        5,635,368

Liabilities                                                 0                0                0                0                0
                                                 --------------------------------------------------------------------------------
Net Assets                                       $ 57,518,672     $192,901,086     $  3,319,572     $515,884,154     $  5,635,368
                                                 ================================================================================
Accumulation units outstanding                      3,668,692       11,040,552          462,829       19,215,798          970,417
                                                 ================================================================================
Unit value of accumulation units                 $      15.68     $      17.47     $       7.17     $      26.85     $       5.81
                                                 ================================================================================


                                                                 International
                                                   High-Yield      Diversified
                                                         Bond         Equities
                                                    Portfolio        Portfolio
                                                 -----------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                          $          0     $          0
     Investments in SunAmerica Series Trust,
        at market value                            94,205,821      120,057,770

Liabilities                                                 0                0
                                                 -----------------------------
Net Assets                                       $ 94,205,821     $120,057,770
                                                 =============================
Accumulation units outstanding                      7,529,500       11,775,969
                                                 =============================
Unit value of accumulation units                 $      12.51     $      10.20
                                                 =============================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)

                                                International
                                                     Growth &              MFS         MFS Mid-             MFS            Putnam
                                                       Income    Growth-Income       Cap Growth    Total Return            Growth
                                                    Portfolio        Portfolio        Portfolio       Portfolio         Portfolio
                                                 --------------------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                          $          0     $          0     $          0     $          0     $          0
     Investments in SunAmerica Series Trust,
        at market value                            43,109,762      139,453,845       46,840,494      129,086,000      153,795,053

Liabilities                                                 0                0                0                0                0
                                                 --------------------------------------------------------------------------------
Net Assets                                       $ 43,109,762     $139,453,845     $ 46,840,494     $129,086,000     $153,795,053
                                                 ================================================================================
Accumulation units outstanding                      4,012,997        7,261,760        3,490,131        6,081,406        8,052,999
                                                 ================================================================================
Unit value of accumulation units                 $      10.74     $      19.20     $      13.42     $      21.22     $      19.10
                                                 ================================================================================

                                                        Real       SunAmerica
                                                      Estate         Balanced
                                                   Portfolio        Portfolio
                                                -----------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                         $          0     $          0
     Investments in SunAmerica Series Trust,
        at market value                           23,688,719       63,251,353

Liabilities                                                0                0
                                                -----------------------------
Net Assets                                      $ 23,688,719     $ 63,251,353
                                                =============================
Accumulation units outstanding                     2,089,006        4,210,209
                                                =============================
Unit value of accumulation units                $      11.34     $      15.02
                                                =============================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)

                                                                           Telecom         Worldwide
                                                     Technology            Utility       High Income
                                                      Portfolio          Portfolio          Portfolio              TOTAL
                                                 -----------------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust,
        at market value                          $            0     $            0     $            0     $  962,213,611
     Investments in SunAmerica Series Trust,
        at market value                               6,187,605         15,603,209         39,765,786      3,846,239,986

Liabilities                                                   0                  0                  0                  0
                                                 -----------------------------------------------------------------------
Net Assets                                       $    6,187,605     $   15,603,209     $   39,765,786     $4,808,453,597
                                                 =======================================================================
Accumulation units outstanding                        1,792,428          1,356,237          2,780,936
                                                 =========================================================
Unit value of accumulation units                 $         3.45     $        11.50     $        14.30
                                                 =========================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY





                                                                       Market Value                  Market
Variable Accounts                                       Shares            Per Share                   Value              Cost
----------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
    Capital Appreciation Portfolio                  19,281,054              $ 29.61              $  570,990,606     $ 745,876,595
    Government and Quality Bond Portfolio           11,494,275                14.77                 169,790,684       165,542,601
    Growth Portfolio                                 7,850,440                24.96                 195,939,683       230,259,046
    Natural Resources Portfolio                      1,443,869                17.66                  25,492,638        25,117,559
                                                                                                 ---------------------------------
                                                                                                    962,213,611     1,166,795,801
                                                                                                 ---------------------------------
SUNAMERICA SERIES TRUST:
    Aggressive Growth Porfolio                       8,691,275                 9.05                  78,671,438       117,608,947
    Alliance Growth Portfolio                       30,736,635                20.40                 627,106,867       739,491,425
    Asset Allocation Portfolio                      21,238,988                13.01                 276,373,011       279,616,606
    Blue Chip Growth Portfolio                         698,422                 6.88                   4,804,897         5,352,577
    Cash Management Portfolio                       12,704,665                11.05                 140,407,157       142,363,181
    Corporate Bond Portfolio                         6,330,643                11.09                  70,185,843        70,684,402
    Davis Venture Value Portfolio                   42,638,634                21.27                 906,729,731       805,982,358
    "Dogs" of Wall Street Portfolio                  1,423,211                 9.35                  13,307,740        12,972,315
    Emerging Markets Portfolio                       1,778,343                 6.61                  11,761,658        14,595,999
    Federated Value Portfolio                        4,395,022                15.15                  66,587,375        66,800,010
    Global Bond Portfolio                            5,422,747                10.61                  57,518,672        58,502,389
    Global Equities Portfolio                       17,216,094                11.20                 192,901,086       246,819,224
    Goldman Sachs Research Portfolio                   454,430                 7.30                   3,319,572         4,536,252
    Growth-Income Portfolio                         23,237,437                22.20                 515,884,154       451,844,735
    Growth Opportunities Portfolio                     955,111                 5.90                   5,635,368         6,893,120
    High-Yield Bond Portfolio                       13,521,564                 6.97                  94,205,821       124,133,666
    International Diversified Equities Portfolio    15,748,439                 7.62                 120,057,770       176,809,604
    International Growth & Income Portfolio          4,564,693                 9.44                  43,109,762        54,599,631
    MFS Growth-Income Portfolio                     12,693,728                10.99                 139,453,845       158,486,103
    MFS Mid-Cap Growth Portfolio                     4,273,301                10.96                  46,840,494        65,595,952
    MFS Total Return Portfolio                       8,343,375                15.47                 129,086,000       119,239,892
    Putnam Growth Portfolio                         10,010,116                15.36                 153,795,053       168,162,265
    Real Estate Portfolio                            2,191,025                10.81                  23,688,719        22,734,506
    SunAmerica Balanced Portfolio                    4,408,691                14.35                  63,251,353        65,903,506
    Technology Portfolio                             1,753,167                 3.53                   6,187,605        10,497,431
    Telecom Utility Portfolio                        1,492,627                10.45                  15,603,209        19,134,489
    Worldwide High Income Portfolio                  5,219,093                 7.62                  39,765,786        55,389,231
                                                                                                 ---------------------------------
                                                                                                  3,846,239,986     4,064,749,816
                                                                                                 ---------------------------------
                                                                                                 $4,808,453,597    $5,231,545,617
                                                                                                 =================================



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001


                                                                               Government
                                                               Capital                and                               Natural
                                                          Appreciation       Quality Bond             Growth          Resources
                                                             Portfolio          Portfolio          Portfolio          Portfolio
                                                         -----------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions           $ 140,111,437      $   7,521,579      $  29,870,906      $   1,998,290
                                                         -----------------------------------------------------------------------
         Total investment income                           140,111,437          7,521,579         29,870,906          1,998,290
                                                         -----------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                      (8,651,052)        (2,234,757)        (2,944,191)          (391,975)
     Distribution expense charge                              (947,195)          (244,681)          (322,357)           (42,917)
                                                         -----------------------------------------------------------------------
         Total expenses                                     (9,598,247)        (2,479,438)        (3,266,548)          (434,892)
                                                         -----------------------------------------------------------------------
Net investment income (loss)                               130,513,190          5,042,141         26,604,358          1,563,398
                                                         -----------------------------------------------------------------------
Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                             236,682,439         80,607,106         56,533,438         15,032,406
     Cost of shares sold                                  (268,339,919)       (77,896,555)       (61,100,477)       (14,026,173)
                                                         -----------------------------------------------------------------------
Net realized gains (losses) from
     securities transactions                               (31,657,480)         2,710,551         (4,567,039)         1,006,233
                                                         -----------------------------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                                 34,977,102          4,191,878         26,216,471          4,365,138
        End of period                                     (174,885,989)         4,248,083        (34,319,363)           375,079
                                                         -----------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                       (209,863,091)            56,205        (60,535,834)        (3,990,059)
                                                         -----------------------------------------------------------------------
Increase (decrease) in net assets from operations        $(111,007,381)     $   7,808,897      $ (38,498,515)     $  (1,420,428)
                                                         =======================================================================



                                                            Aggressive           Alliance              Asset
                                                                Growth             Growth         Allocation
                                                             Portfolio          Portfolio          Portfolio
                                                         ----------------------------------------------------
Investment income:
     Dividends and capital gains distributions           $  20,572,673      $  62,513,377      $  15,786,144
                                                         ----------------------------------------------------
         Total investment income                            20,572,673         62,513,377         15,786,144
                                                         ----------------------------------------------------
Expenses:
     Mortality and expense risk charge                      (1,389,643)        (9,747,938)        (4,101,341)
     Distribution expense charge                              (152,151)        (1,067,293)          (449,052)
                                                         ----------------------------------------------------

         Total expenses                                     (1,541,794)       (10,815,231)        (4,550,393)
                                                         ----------------------------------------------------
Net investment income (loss)                                19,030,879         51,698,146         11,235,751
                                                         ----------------------------------------------------
Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                              86,682,581        227,403,660         51,141,931
     Cost of shares sold                                  (112,263,963)      (254,469,855)       (49,849,982)
                                                         ----------------------------------------------------
Net realized gains (losses) from
     securities transactions                               (25,581,382)       (27,066,195)         1,291,949
                                                         ----------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                                  1,120,996         53,616,348         23,805,625
        End of period                                      (38,937,509)      (112,384,558)        (3,243,595)
                                                         ----------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                        (40,058,505)      (166,000,906)       (27,049,220)
                                                         ----------------------------------------------------
Increase (decrease) in net assets from operations        $ (46,609,008)     $(141,368,955)     $ (14,521,520)
                                                         ====================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                             Blue Chip               Cash          Corporate      Davis Venture
                                                                Growth         Management               Bond              Value
                                                             Portfolio          Portfolio          Portfolio          Portfolio
                                                         -----------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions           $       2,520      $   6,810,989      $   4,128,472      $ 150,358,177
                                                         -----------------------------------------------------------------------
         Total investment income                                 2,520          6,810,989          4,128,472        150,358,177
                                                         -----------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                         (49,997)        (2,147,257)          (923,476)       (13,597,939)
     Distribution expense charge                                (5,474)          (235,101)          (101,110)        (1,488,825)
                                                         -----------------------------------------------------------------------
         Total expenses                                        (55,471)        (2,382,358)        (1,024,586)       (15,086,764)
                                                         -----------------------------------------------------------------------
Net investment income (loss)                                   (52,951)         4,428,631          3,103,886        135,271,413
                                                         -----------------------------------------------------------------------

Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                               3,394,909        513,734,193         20,779,285        183,509,291
     Cost of shares sold                                    (4,124,137)      (512,568,085)       (20,473,449)      (139,870,503)
                                                         -----------------------------------------------------------------------
Net realized gains (losses) from
     securities transactions                                  (729,228)         1,166,108            305,836         43,638,788
                                                         -----------------------------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                                   (448,497)           309,570           (601,284)       429,123,448
        End of period                                         (547,680)        (1,956,024)          (498,559)       100,747,373
                                                         -----------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                            (99,183)        (2,265,594)           102,725       (328,376,075)
                                                         -----------------------------------------------------------------------
Increase (decrease) in net assets from operations        $    (881,362)     $   3,329,145      $   3,512,447      $(149,465,874)
                                                         =======================================================================

                                                              "Dogs" of           Emerging          Federated
                                                            Wall Street            Markets              Value
                                                              Portfolio          Portfolio          Portfolio
                                                          ---------------------------------------------------
Investment income:
     Dividends and capital gains distributions            $     276,882      $     161,334      $   2,419,101
                                                          --------------------------------------------------
         Total investment income                                276,882            161,334          2,419,101
                                                          ---------------------------------------------------
Expenses:
     Mortality and expense risk charge                         (148,927)          (175,096)          (841,480)
     Distribution expense charge                                (16,306)           (19,171)           (92,133)
                                                          ---------------------------------------------------
         Total expenses                                        (165,233)          (194,267)          (933,613)
                                                          ---------------------------------------------------
Net investment income (loss)                                    111,649            (32,933)         1,485,488
                                                          ---------------------------------------------------

Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                                8,126,467         10,199,422         20,762,469
     Cost of shares sold                                     (8,340,944)       (13,915,160)       (20,730,341)
                                                          ---------------------------------------------------
Net realized gains (losses) from
     securities transactions                                   (214,477)        (3,715,738)            32,128
                                                          ---------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                                    (376,558)        (5,414,272)         4,280,703
        End of period                                           335,425         (2,834,341)          (212,635)
                                                          ---------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                             711,983          2,579,931         (4,493,338)
                                                          ---------------------------------------------------
Increase (decrease) in net assets from operations         $     609,155      $  (1,168,740)     $  (2,975,722)
                                                          ===================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)



                                                                Global             Global      Goldman Sachs            Growth-
                                                                  Bond           Equities           Research             Income
                                                             Portfolio          Portfolio          Portfolio          Portfolio
                                                         ------------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions           $   5,226,734      $  32,289,976      $           0      $  32,061,753
                                                         ------------------------------------------------------------------------
         Total investment income                             5,226,734         32,289,976                  0         32,061,753
                                                         ------------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                        (834,156)        (3,157,756)           (88,735)        (8,083,089)
     Distribution expense charge                               (91,331)          (345,740)            (9,715)          (885,010)
                                                         ------------------------------------------------------------------------
         Total expenses                                       (925,487)        (3,503,496)           (98,450)        (8,968,099)
                                                         ------------------------------------------------------------------------
Net investment income (loss)                                 4,301,247         28,786,480            (98,450)        23,093,654
                                                         ------------------------------------------------------------------------

Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                              11,644,707         67,271,588          5,052,790        126,268,620
     Cost of shares sold                                   (11,192,154)       (77,125,346)        (6,714,693)       (99,219,417)
                                                         ------------------------------------------------------------------------
Net realized gains (losses) from
     securities transactions                                   452,553         (9,853,758)        (1,661,903)        27,049,203
                                                         ------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                                  1,671,423         20,692,900           (719,026)       234,499,462
        End of period                                         (983,717)       (53,918,138)        (1,216,680)        64,039,419
                                                         ------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                         (2,655,140)       (74,611,038)          (497,654)      (170,460,043)
                                                         ------------------------------------------------------------------------
Increase (decrease) in net assets from operations        $   2,098,660      $ (55,678,316)     $  (2,258,007)     $(120,317,186)
                                                         ========================================================================

                                                                                                International
                                                                Growth         High-Yield        Diversified
                                                         Opportunities               Bond           Equities
                                                             Portfolio          Portfolio          Portfolio
                                                         ---------------------------------------------------
Investment income:
     Dividends and capital gains distributions           $         288      $  12,333,817      $   9,647,695
                                                         ---------------------------------------------------
         Total investment income                                   288         12,333,817          9,647,695
                                                         ---------------------------------------------------
Expenses:
     Mortality and expense risk charge                         (57,691)        (1,474,833)        (2,055,919)
     Distribution expense charge                                (6,317)          (161,478)          (225,101)
                                                         ---------------------------------------------------

         Total expenses                                        (64,008)        (1,636,311)        (2,281,020)
                                                         ---------------------------------------------------
Net investment income (loss)                                   (63,720)        10,697,506          7,366,675
                                                         ---------------------------------------------------

Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                               4,797,387         64,686,291         46,989,112
     Cost of shares sold                                    (6,859,876)       (78,242,178)       (59,610,676)
                                                         ---------------------------------------------------
Net realized gains (losses) from
     securities transactions                                (2,062,489)       (13,555,887)       (12,621,564)
                                                         ---------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                                 (1,172,997)       (27,158,816)       (16,152,803)
        End of period                                       (1,257,752)       (29,927,845)       (56,751,834)
                                                         ---------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                            (84,755)        (2,769,029)       (40,599,031)
                                                         ---------------------------------------------------
Increase (decrease) in net assets from operations        $  (2,210,964)     $  (5,627,410)     $ (45,853,920)
                                                         ===================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                        International
                                                             Growth &               MFS         MFS  Mid-               MFS
                                                               Income     Growth-Income        Cap Growth      Total Return
                                                            Portfolio         Portfolio         Portfolio         Portfolio
                                                         -------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions           $  2,121,676      $  7,530,322      $  8,344,990      $  6,445,233
                                                         -------------------------------------------------------------------
         Total investment income                            2,121,676         7,530,322         8,344,990         6,445,233
                                                         -------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                       (701,838)       (2,172,449)         (800,682)       (1,644,747)
     Distribution expense charge                              (76,844)         (237,859)          (87,666)         (180,082)
                                                         -------------------------------------------------------------------
         Total expenses                                      (778,682)       (2,410,308)         (888,348)       (1,824,829)
                                                         -------------------------------------------------------------------
Net investment income (loss)                                1,342,994         5,120,014         7,456,642         4,620,404
                                                         -------------------------------------------------------------------
Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                             19,776,410        24,939,697        42,471,977        19,966,740
     Cost of shares sold                                  (22,379,348)      (26,509,477)      (54,097,335)      (17,841,904)
                                                         -------------------------------------------------------------------
Net realized gains (losses) from
     securities transactions                               (2,602,938)       (1,569,780)      (11,625,358)        2,124,836
                                                         -------------------------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                                 2,060,775        17,159,797          (921,109)       17,811,472
        End of period                                     (11,489,869)      (19,032,258)      (18,755,458)        9,846,108
                                                         -------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                       (13,550,644)      (36,192,055)      (17,834,349)       (7,965,364)
                                                         -------------------------------------------------------------------
Increase (decrease) in net assets from operations        $(14,810,588)     $(32,641,821)     $(22,003,065)     $ (1,220,124)
                                                         ===================================================================


                                                              Putnam              Real        SunAmerica
                                                              Growth            Estate          Balanced
                                                           Portfolio         Portfolio         Portfolio
                                                        ------------------------------------------------
Investment income:
     Dividends and capital gains distributions          $  5,971,791      $    758,572      $  3,466,614
                                                        ------------------------------------------------
         Total investment income                           5,971,791           758,572         3,466,614
                                                        ------------------------------------------------
Expenses:
     Mortality and expense risk charge                    (2,616,668)         (310,710)       (1,000,097)
     Distribution expense charge                            (286,496)          (34,019)         (109,500)
                                                        ------------------------------------------------

         Total expenses                                   (2,903,164)         (344,729)       (1,109,597)
                                                        ------------------------------------------------
Net investment income (loss)                               3,068,627           413,843         2,357,017
                                                        ------------------------------------------------
Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                            49,585,864        17,495,360        19,033,823
     Cost of shares sold                                 (49,459,726)      (17,201,079)      (18,474,023)
                                                        ------------------------------------------------
Net realized gains (losses) from
     securities transactions                                 126,138           294,281           559,800
                                                        ------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                               51,935,950         1,166,465        12,817,704
        End of period                                    (14,367,212)          954,213        (2,652,153)
                                                        ------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                      (66,303,162)         (212,252)      (15,469,857)
                                                        ------------------------------------------------
Increase (decrease) in net assets from operations       $(63,108,397)     $    495,872      $(12,553,040)
                                                        ================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                                   Telecom           Worldwide
                                                           Technology              Utility         High Income
                                                            Portfolio            Portfolio            Portfolio              TOTAL
                                                      ----------------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions        $             0      $       622,996      $     5,397,094    $   574,751,432
                                                      ----------------------------------------------------------------------------
         Total investment income                                    0              622,996            5,397,094        574,751,432
                                                      ----------------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                       (112,014)            (269,977)            (623,710)       (73,350,139)
     Distribution expense charge                              (12,264)             (29,559)             (68,289)        (8,031,037)
                                                      ----------------------------------------------------------------------------
         Total expenses                                      (124,278)            (299,536)            (691,999)       (81,381,176)
                                                      ----------------------------------------------------------------------------
Net investment income (loss)                                 (124,278)             323,460            4,705,095        493,370,256
                                                      ----------------------------------------------------------------------------
Net realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                              8,447,874            8,069,701           14,719,906      2,065,807,444
     Cost of shares sold                                  (16,087,985)          (9,180,109)         (18,637,957)    (2,146,802,826)
                                                      ----------------------------------------------------------------------------
Net realized gains (losses) from
     securities transactions                               (7,640,111)          (1,110,408)          (3,918,051)       (80,995,382)
                                                      ----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
     of investments:
        Beginning of period                                (5,719,365)          (1,113,395)         (12,592,436)       869,432,669
        End of period                                      (4,309,826)          (3,531,280)         (15,623,445)      (423,092,020)
                                                      ----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
     of investments                                         1,409,539           (2,417,885)          (3,031,009)    (1,292,524,689)
                                                      ----------------------------------------------------------------------------
Increase (decrease) in net assets from operations     $    (6,354,850)     $    (3,204,833)     $    (2,243,965)   $  (880,149,815)
                                                      ============================================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001

                                                                                     Government
                                                                      Capital               and                             Natural
                                                                 Appreciation      Quality Bond            Growth         Resources
                                                                    Portfolio         Portfolio         Portfolio         Portfolio
                                                                --------------------------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                               $ 130,513,190     $   5,042,141     $  26,604,358     $   1,563,398
     Net realized gains (losses) from
     securities transactions                                      (31,657,480)        2,710,551        (4,567,039)        1,006,233
     Change in net unrealized appreciation
         (depreciation) of investments                           (209,863,091)           56,205       (60,535,834)       (3,990,059)
                                                                --------------------------------------------------------------------
           Increase (decrease) in net assets from operations     (111,007,381)        7,808,897       (38,498,515)       (1,420,428)
                                                                --------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                   4,531,728         2,014,352         2,076,693           210,929
     Cost of units redeemed                                       (70,147,743)      (27,132,749)      (27,510,438)       (3,013,651)
     Net transfers                                                (16,159,392)       26,608,434        (1,637,934)          939,794
                                                                --------------------------------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                        (81,775,407)        1,490,037       (27,071,679)       (1,862,928)
                                                                --------------------------------------------------------------------
Increase (decrease) in net assets                                (192,782,788)        9,298,934       (65,570,194)       (3,283,356)
Net assets at beginning of period                                 763,773,394       160,491,750       261,509,877        28,775,994
                                                                --------------------------------------------------------------------
Net assets at end of period                                     $ 570,990,606     $ 169,790,684     $ 195,939,683     $  25,492,638
                                                                ====================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       131,353           132,440            72,396            15,049
     Units redeemed                                                (1,998,287)       (1,799,625)         (983,061)         (208,097)
     Units transferred                                               (688,999)        1,720,799          (115,469)           15,580
                                                                --------------------------------------------------------------------
Increase (decrease) in units outstanding                           (2,555,933)           53,614        (1,026,134)         (177,468)
Beginning units                                                    19,417,165        11,021,940         8,227,437         1,957,242
                                                                --------------------------------------------------------------------
Ending units                                                       16,861,232        11,075,554         7,201,303         1,779,774
                                                                ====================================================================

                                                                    Aggressive           Alliance              Asset
                                                                        Growth             Growth         Allocation
                                                                     Portfolio          Portfolio          Portfolio
                                                                 ---------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                                $  19,030,879      $  51,698,146      $  11,235,751
     Net realized gains (losses) from
     securities transactions                                       (25,581,382)       (27,066,195)         1,291,949
     Change in net unrealized appreciation
         (depreciation) of investments                             (40,058,505)      (166,000,906)       (27,049,220)
                                                                 ---------------------------------------------------
           Increase (decrease) in net assets from operations       (46,609,008)      (141,368,955)       (14,521,520)
                                                                 ---------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                      960,944          5,659,836          1,894,301
     Cost of units redeemed                                        (12,032,822)       (80,003,015)       (34,074,353)
     Net transfers                                                 (19,205,552)       (46,558,817)       (12,776,049)
                                                                 ---------------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                         (30,277,430)      (120,901,996)       (44,956,101)
                                                                 ---------------------------------------------------
Increase (decrease) in net assets                                  (76,886,438)      (262,270,951)       (59,477,621)
Net assets at beginning of period                                  155,557,876        889,377,818        335,850,632
                                                                 ---------------------------------------------------
Net assets at end of period                                      $  78,671,438      $ 627,106,867      $ 276,373,011
                                                                 ===================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                         58,842            165,955            100,551
     Units redeemed                                                   (757,255)        (2,373,467)        (1,822,827)
     Units transferred                                              (1,206,635)        (1,663,561)          (699,172)
                                                                 ---------------------------------------------------
Increase (decrease) in units outstanding                            (1,905,048)        (3,871,073)        (2,421,448)
Beginning units                                                      7,669,322         23,095,125         17,268,857
                                                                 ---------------------------------------------------
Ending units                                                         5,764,274         19,224,052         14,847,409
                                                                 ===================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001
                                   (Continued)


                                                                     Blue Chip              Cash       Corporate     Davis Venture
                                                                        Growth        Management            Bond             Value
                                                                     Portfolio         Portfolio       Portfolio         Portfolio
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $   (52,951)     $  4,428,631     $  3,103,886    $  135,271,413
     Net realized gains (losses) from
     securities transactions                                          (729,228)        1,166,108          305,836        43,638,788
     Change in net unrealized appreciation
         (depreciation) of investments                                 (99,183)       (2,265,594)         102,725      (328,376,075)
                                                                   ----------------------------------------------------------------
             Increase (decrease) in net assets from operations        (881,362)        3,329,145        3,512,447      (149,465,874)
                                                                   ----------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                       94,681         2,198,084          956,167         7,873,875
     Cost of units redeemed                                           (592,661)      (66,181,728)     (10,394,285)      (95,950,006)
     Net transfers                                                   3,350,931        36,877,562       18,772,115        (9,284,034)
                                                                   ----------------------------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                           2,852,951       (27,106,082)       9,333,997       (97,360,165)
                                                                   ----------------------------------------------------------------
Increase (decrease) in net assets                                    1,971,589       (23,776,937)      12,846,444      (246,826,039)
Net assets at beginning of period                                    2,833,308       164,184,094       57,339,399     1,153,555,770
                                                                   ----------------------------------------------------------------
Net assets at end of period                                        $ 4,804,897      $140,407,157     $ 70,185,843    $  906,729,731
                                                                   ----------------------------------------------------------------

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                         12,353           169,414           68,593           288,660
     Units redeemed                                                    (82,901)       (5,102,098)        (751,296)       (3,560,717)
     Units transferred                                                 457,967         2,844,300        1,361,808          (564,324)
                                                                   ----------------------------------------------------------------
Increase (decrease) in units outstanding                               387,419        (2,088,384)         679,105        (3,836,381)
Beginning units                                                        330,806        12,837,919        4,344,051        38,384,619
                                                                   ----------------------------------------------------------------
Ending units                                                           718,225        10,749,535        5,023,156        34,548,238
                                                                   ================================================================


                                                                      "Dogs" of         Emerging        Federated
                                                                    Wall Street          Markets            Value
                                                                      Portfolio        Portfolio        Portfolio
                                                                   ----------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $    111,649      $   (32,933)     $ 1,485,488
     Net realized gains (losses) from
     securities transactions                                           (214,477)      (3,715,738)          32,128
     Change in net unrealized appreciation
         (depreciation) of investments                                  711,983        2,579,931       (4,493,338)
                                                                   ----------------------------------------------
             Increase (decrease) in net assets from operations          609,155       (1,168,740)      (2,975,722)
                                                                   ----------------------------------------------
From capital transactions:
     Net proceeds from units sold                                        (1,203)         123,489          675,146
     Cost of units redeemed                                          (1,065,029)      (1,255,402)      (6,650,758)
     Net transfers                                                    4,928,031          (28,313)      20,108,333
                                                                   ----------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                            3,861,799       (1,160,226)      14,132,721
                                                                   ----------------------------------------------
Increase (decrease) in net assets                                     4,470,954       (2,328,966)      11,156,999
Net assets at beginning of period                                     8,836,786       14,090,624       55,430,376
                                                                   ----------------------------------------------
Net assets at end of period                                        $ 13,307,740      $11,761,658      $66,587,375
                                                                   ----------------------------------------------

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                           4,055           18,085           29,544
     Units redeemed                                                    (114,351)        (191,936)        (401,728)
     Units transferred                                                  514,586         (113,758)       1,182,142
                                                                   ----------------------------------------------
Increase (decrease) in units outstanding                                404,290         (287,609)         809,958
Beginning units                                                         968,656        2,086,312        3,255,076
                                                                   ----------------------------------------------
Ending units                                                          1,372,946        1,798,703        4,065,034
                                                                   ==============================================

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001
                                   (Continued)

                                                                         Global           Global    Goldman Sachs           Growth-
                                                                           Bond         Equities         Research            Income
                                                                      Portfolio        Portfolio        Portfolio         Portfolio
                                                                  ------------------------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $   4,301,247    $  28,786,480    $     (98,450)    $  23,093,654
     Net realized gains (losses) from
     securities transactions                                            452,553       (9,853,758)      (1,661,903)       27,049,203
     Change in net unrealized appreciation
         (depreciation) of investments                               (2,655,140)     (74,611,038)        (497,654)     (170,460,043)
                                                                  ------------------------------------------------------------------
             Increase (decrease) in net assets from operations        2,098,660      (55,678,316)      (2,258,007)     (120,317,186)
                                                                  ------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                       574,511        1,548,105           72,879         4,495,387
     Cost of units redeemed                                          (7,488,586)     (30,504,674)      (1,088,678)      (66,901,224)
     Net transfers                                                   (1,626,510)     (19,528,097)      (2,049,969)      (27,161,090)
                                                                  ------------------------------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                           (8,540,585)     (48,484,666)      (3,065,768)      (89,566,927)
                                                                  ------------------------------------------------------------------
Increase (decrease) in net assets                                    (6,441,925)    (104,162,982)      (5,323,775)     (209,884,113)
Net assets at beginning of period                                    63,960,597      297,064,068        8,643,347       725,768,267
                                                                  ------------------------------------------------------------------
Net assets at end of period                                       $  57,518,672    $ 192,901,086    $   3,319,572     $ 515,884,154
                                                                  ==================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                          37,212           80,628            8,934           165,834
     Units redeemed                                                    (482,183)      (1,636,144)        (135,072)       (2,334,355)
     Units transferred                                                 (105,987)      (1,122,100)        (298,915)       (1,003,881)
                                                                  ------------------------------------------------------------------
Increase (decrease) in units outstanding                               (550,958)      (2,677,616)        (425,053)       (3,172,402)
Beginning units                                                       4,219,650       13,718,168          887,882        22,388,200
                                                                  ------------------------------------------------------------------
Ending units                                                          3,668,692       11,040,552          462,829        19,215,798
                                                                  ==================================================================

                                                                                                      International
                                                                         Growth        High-Yield       Diversified
                                                                  Opportunities              Bond          Equities
                                                                      Portfolio         Portfolio         Portfolio
                                                                  -------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $     (63,720)    $  10,697,506     $   7,366,675
     Net realized gains (losses) from
     securities transactions                                         (2,062,489)      (13,555,887)      (12,621,564)
     Change in net unrealized appreciation
         (depreciation) of investments                                  (84,755)       (2,769,029)      (40,599,031)
                                                                  -------------------------------------------------
             Increase (decrease) in net assets from operations       (2,210,964)       (5,627,410)      (45,853,920)
                                                                  -------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                       122,102           779,364           954,598
     Cost of units redeemed                                            (844,463)      (14,187,389)      (13,392,035)
     Net transfers                                                    1,250,874         2,507,107       (14,300,993)
                                                                  -------------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                              528,513       (10,900,918)      (26,738,430)
                                                                  -------------------------------------------------
Increase (decrease) in net assets                                    (1,682,451)      (16,528,328)      (72,592,350)
Net assets at beginning of period                                     7,317,819       110,734,149       192,650,120
                                                                  -------------------------------------------------
Net assets at end of period                                       $   5,635,368     $  94,205,821     $ 120,057,770
                                                                  =================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                          17,864            58,225            83,292
     Units redeemed                                                    (124,457)       (1,074,262)       (1,159,318)
     Units transferred                                                  248,258           205,924        (1,291,938)
                                                                  -------------------------------------------------
Increase (decrease) in units outstanding                                141,665          (810,113)       (2,367,964)
Beginning units                                                         828,752         8,339,613        14,143,933
                                                                  -------------------------------------------------
Ending units                                                            970,417         7,529,500        11,775,969
                                                                  =================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001
                                   (Continued)

                                                                  International
                                                                       Growth &               MFS         MFS Mid-              MFS
                                                                         Income     Growth-Income       Cap Growth     Total Return
                                                                      Portfolio         Portfolio        Portfolio        Portfolio
                                                                  ------------------------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $   1,342,994     $   5,120,014    $   7,456,642    $   4,620,404
     Net realized gains (losses) from
     securities transactions                                         (2,602,938)       (1,569,780)     (11,625,358)       2,124,836
     Change in net unrealized appreciation
         (depreciation) of investments                              (13,550,644)      (36,192,055)     (17,834,349)      (7,965,364)
                                                                  ------------------------------------------------------------------
             Increase (decrease) in net assets from operations      (14,810,588)      (32,641,821)     (22,003,065)      (1,220,124)
                                                                  ------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                       727,287         1,118,264          887,908        1,449,777
     Cost of units redeemed                                          (5,750,249)      (21,729,787)      (7,267,396)     (12,124,494)
     Net transfers                                                   (3,970,490)        1,165,643        3,089,443       33,164,366
                                                                  ------------------------------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                           (8,993,452)      (19,445,880)      (3,290,045)      22,489,649
                                                                  ------------------------------------------------------------------
Increase (decrease) in net assets                                   (23,804,040)      (52,087,701)     (25,293,110)      21,269,525
Net assets at beginning of period                                    66,913,802       191,541,546       72,133,604      107,816,475
                                                                  ------------------------------------------------------------------
Net assets at end of period                                       $  43,109,762     $ 139,453,845    $  46,840,494    $ 129,086,000
                                                                  ==================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                          60,612            53,097           59,661           67,020
     Units redeemed                                                    (483,309)       (1,069,606)        (488,098)        (575,642)
     Units transferred                                                 (335,777)           30,960         (178,317)       1,559,622
                                                                  ------------------------------------------------------------------
Increase (decrease) in units outstanding                               (758,474)         (985,549)        (606,754)       1,051,000
Beginning units                                                       4,771,471         8,247,309        4,096,885        5,030,406
                                                                  ------------------------------------------------------------------
Ending units                                                          4,012,997         7,261,760        3,490,131        6,081,406
                                                                  ==================================================================


                                                                             Putnam              Real        SunAmerica
                                                                             Growth            Estate          Balanced
                                                                          Portfolio         Portfolio         Portfolio
                                                                  -----------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $   3,068,627     $     413,843     $   2,357,017
     Net realized gains (losses) from
     securities transactions                                                126,138           294,281           559,800
     Change in net unrealized appreciation
         (depreciation) of investments                                  (66,303,162)         (212,252)      (15,469,857)
                                                                  -----------------------------------------------------
             Increase (decrease) in net assets from operations          (63,108,397)          495,872       (12,553,040)
                                                                  -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                         1,538,581           135,556           771,627
     Cost of units redeemed                                             (26,039,224)       (2,750,635)       (8,705,093)
     Net transfers                                                      (17,879,793)        2,508,550        (6,281,835)
                                                                  -----------------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                              (42,380,436)         (106,529)      (14,215,301)
                                                                  -----------------------------------------------------
Increase (decrease) in net assets                                      (105,488,833)          389,343       (26,768,341)
Net assets at beginning of period                                       259,283,886        23,299,376        90,019,694
                                                                  -----------------------------------------------------
Net assets at end of period                                           $ 153,795,053     $  23,688,719     $  63,251,353
                                                                  =====================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                              71,686            14,014            48,283
     Units redeemed                                                      (1,237,324)         (255,528)         (556,145)
     Units transferred                                                     (927,164)          184,330          (408,201)
                                                                  -----------------------------------------------------
Increase (decrease) in units outstanding                                 (2,092,802)          (57,184)         (916,063)
Beginning units                                                          10,145,801         2,146,190         5,126,272
                                                                  -----------------------------------------------------
Ending units                                                              8,052,999         2,089,006         4,210,209
                                                                  =====================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001
                                   (Continued)

                                                                                     Telecom       Worldwide
                                                                   Technology        Utility     High Income
                                                                    Portfolio      Portfolio       Portfolio              TOTAL
                                                                 --------------------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
     Net investment income (loss)                                $   (124,278)   $   323,460    $  4,705,095    $   493,370,256
     Net realized gains (losses) from
     securities transactions                                       (7,640,111)    (1,110,408)     (3,918,051)       (80,995,382)
     Change in net unrealized appreciation
         (depreciation) of investments                              1,409,539     (2,417,885)     (3,031,009)    (1,292,524,689)
                                                                 --------------------------------------------------------------
             Increase (decrease) in net assets from operations     (6,354,850)    (3,204,833)     (2,243,965)      (880,149,815)
                                                                 --------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                     250,564        161,125         327,246         45,183,903
     Cost of units redeemed                                        (1,505,902)    (2,318,449)     (5,516,314)      (664,119,232)
     Net transfers                                                  1,627,478     (2,204,200)     (4,025,239)       (47,779,646)
                                                                 --------------------------------------------------------------
             Increase (decrease) in net assets
                 from capital transactions                            372,140     (4,361,524)     (9,214,307)      (666,714,975)
                                                                 --------------------------------------------------------------
Increase (decrease) in net assets                                  (5,982,710)    (7,566,357)    (11,458,272)    (1,546,864,790)
Net assets at beginning of period                                  12,170,315     23,169,566      51,224,058      6,355,318,387
                                                                 --------------------------------------------------------------
Net assets at end of period                                      $  6,187,605    $15,603,209    $ 39,765,786    $ 4,808,453,597
                                                                 ==============================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                        62,228         12,649          21,756
     Units redeemed                                                  (359,717)      (184,109)       (374,384)
     Units transferred                                                271,084       (183,688)       (280,332)
                                                                 -------------------------------------------
Increase (decrease) in units outstanding                              (26,405)      (355,148)       (632,960)
Beginning units                                                     1,818,833      1,711,385       3,413,896
                                                                 -------------------------------------------
Ending units                                                        1,792,428      1,356,237       2,780,936
                                                                 ===========================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 2000

                                                                                     Government
                                                                     Capital                and                             Natural
                                                                Appreciation       Quality Bond             Growth        Resources
                                                                   Portfolio          Portfolio          Portfolio        Portfolio
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    82,392,883    $     4,944,135    $    26,163,896    $    (206,515)
     Net realized gains (losses) from
         securities transactions                                 171,252,316           (708,554)        25,245,406        1,489,365
     Change in net unrealized appreciation
         (depreciation) of investments                          (332,214,091)        10,137,955        (60,038,203)       2,820,078
                                                             -----------------------------------------------------------------------
         Increase (decrease) in net assets from operations       (78,568,892)        14,373,536         (8,628,901)       4,102,928
                                                             -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                  8,497,566          1,133,659          2,865,969          239,072
     Cost of units redeemed                                      (98,522,458)       (17,938,111)       (30,625,100)      (3,109,457)
     Net transfers                                                (7,223,252)          (558,517)         8,357,493         (186,864)
                                                             -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           (97,248,144)       (17,362,969)       (19,401,638)      (3,057,249)
                                                             -----------------------------------------------------------------------
Increase (decrease) in net assets                               (175,817,036)        (2,989,433)       (28,030,539)       1,045,679
Net assets at beginning of period                                939,590,430        163,481,183        289,540,416       27,730,315
                                                             -----------------------------------------------------------------------
Net assets at end of period                                  $   763,773,394    $   160,491,750    $   261,509,877    $  28,775,994
                                                             =======================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                      197,338             83,506             83,394           18,733
     Units redeemed                                               (2,181,272)        (1,305,107)          (908,346)        (239,240)
     Units transferred                                              (363,530)           (65,929)           173,915          (40,954)
                                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding                          (2,347,464)        (1,287,530)          (651,037)        (261,461)
Beginning units                                                   21,764,629         12,309,470          8,878,474        2,218,703
                                                             -----------------------------------------------------------------------
Ending units                                                      19,417,165         11,021,940          8,227,437        1,957,242
                                                             =======================================================================


                                                                  Aggressive          Alliance               Asset
                                                                      Growth            Growth          Allocation
                                                                   Portfolio         Portfolio           Portfolio
                                                             -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    13,761,068    $   128,073,196    $    11,601,135
     Net realized gains (losses) from
         securities transactions                                  24,106,168         90,123,515          9,157,357
     Change in net unrealized appreciation
         (depreciation) of investments                           (77,918,756)      (456,359,713)       (27,261,677)
                                                             -----------------------------------------------------
         Increase (decrease) in net assets from operations       (40,051,520)      (238,163,002)        (6,503,185)
                                                             -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                  2,677,952         13,976,069          2,737,531
     Cost of units redeemed                                      (23,564,679)      (122,810,399)       (38,575,845)
     Net transfers                                                34,812,480        (17,343,648)       (33,249,029)
                                                             -----------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            13,925,753       (126,177,978)       (69,087,343)
                                                             -----------------------------------------------------
Increase (decrease) in net assets                                (26,125,767)      (364,340,980)       (75,590,528)
Net assets at beginning of period                                181,683,643      1,253,718,798        411,441,160
                                                             -----------------------------------------------------
Net assets at end of period                                  $   155,557,876    $   889,377,818    $   335,850,632
                                                             =====================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                      124,697            276,131            137,366
     Units redeemed                                                 (931,872)        (2,591,269)        (1,949,232)
     Units transferred                                               999,991           (409,398)        (1,686,908)
                                                             -----------------------------------------------------
Increase (decrease) in units outstanding                             192,816         (2,724,536)        (3,498,774)
Beginning units                                                    7,476,506         25,819,661         20,767,631
                                                             -----------------------------------------------------
Ending units                                                       7,669,322         23,095,125         17,268,857
                                                             =====================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 2000
                                   (Continued)

                                                               Blue Chip               Cash          Corporate      Davis Venture
                                                                  Growth         Management               Bond              Value
                                                               Portfolio          Portfolio          Portfolio          Portfolio
                                                             ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (4,694)   $     3,637,785    $     2,958,651    $    (1,669,495)
     Net realized gains (losses) from
         securities transactions                                (109,390)         5,264,360            197,204         70,658,422
     Change in net unrealized appreciation
         (depreciation) of investments                          (448,497)        (1,311,462)        (1,182,918)        17,605,395
                                                             ---------------------------------------------------------------------
         Increase (decrease) in net assets from operations      (562,581)         7,590,683          1,972,937         86,594,322
                                                             ---------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 17,938          4,470,053            578,597         11,945,464
     Cost of units redeemed                                      (94,211)       (86,875,681)        (7,318,146)      (104,025,095)
     Net transfers                                             3,472,162         35,690,073         (4,591,528)        (7,108,781)
                                                             ---------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         3,395,889        (46,715,555)       (11,331,077)       (99,188,412)
                                                             ---------------------------------------------------------------------
Increase (decrease) in net assets                              2,833,308        (39,124,872)        (9,358,140)       (12,594,090)
Net assets at beginning of period                                      0        203,308,966         66,697,539      1,166,149,860
                                                             ---------------------------------------------------------------------
Net assets at end of period                                  $ 2,833,308    $   164,184,094    $    57,339,399    $ 1,153,555,770
                                                             =====================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    1,972            359,395             45,101            407,401
     Units redeemed                                               (9,891)        (6,980,884)          (568,469)        (3,540,246)
     Units transferred                                           338,725          2,860,902           (358,089)          (307,957)
                                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding                         330,806         (3,760,587)          (881,457)        (3,440,802)
Beginning units                                                        0         16,598,506          5,225,508         41,825,421
                                                             ---------------------------------------------------------------------
Ending units                                                     330,806         12,837,919          4,344,051         38,384,619
                                                             =====================================================================

                                                                   "Dogs" of           Emerging          Federated
                                                                 Wall Street            Markets              Value
                                                                   Portfolio          Portfolio          Portfolio
                                                             -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $       138,440    $        56,875    $     1,804,857
     Net realized gains (losses) from
         securities transactions                                    (989,095)           438,364          3,094,655
     Change in net unrealized appreciation
         (depreciation) of investments                               555,726        (11,195,763)        (5,066,089)
                                                             -----------------------------------------------------
         Increase (decrease) in net assets from operations          (294,929)       (10,700,524)          (166,577)
                                                             -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                    130,156            369,139            634,452
     Cost of units redeemed                                         (953,979)        (2,831,942)        (6,365,406)
     Net transfers                                                (2,352,068)         2,028,437         (6,235,942)
                                                             -----------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            (3,175,891)          (434,366)       (11,966,896)
                                                             -----------------------------------------------------
Increase (decrease) in net assets                                 (3,470,820)       (11,134,890)       (12,133,473)
Net assets at beginning of period                                 12,307,606         25,225,514         67,563,849
                                                             -----------------------------------------------------
Net assets at end of period                                  $     8,836,786    $    14,090,624    $    55,430,376
                                                             =====================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       15,628             38,675             38,790
     Units redeemed                                                 (114,745)          (304,109)          (387,592)
     Units transferred                                              (301,217)            10,285           (397,132)
                                                             -----------------------------------------------------
Increase (decrease) in units outstanding                            (400,334)          (255,149)          (745,934)
Beginning units                                                    1,368,990          2,341,461          4,001,010
                                                             -----------------------------------------------------
Ending units                                                         968,656          2,086,312          3,255,076
                                                             =====================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 2000
                                   (Continued)




                                                                    Global           Global    Goldman Sachs          Growth-
                                                                      Bond         Equities         Research           Income
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $   2,887,418    $  21,631,637    $      (3,602)   $  30,418,430
     Net realized gains (losses) from
         securities transactions                                   328,438       21,815,555          (32,587)      60,663,517
     Change in net unrealized appreciation
         (depreciation) of investments                           1,415,086     (112,879,610)        (719,026)    (170,214,463)
                                                             ------------------------------------------------------------------
         Increase (decrease) in net assets from operations       4,630,942      (69,432,418)        (755,215)     (79,132,516)
                                                             ------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                  463,788        3,922,515           94,046        7,378,168
     Cost of units redeemed                                     (6,685,874)     (44,927,500)        (443,643)     (84,443,824)
     Net transfers                                              (4,498,112)        (792,130)       9,748,159       16,254,064
                                                             ------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (10,720,198)     (41,797,115)       9,398,562      (60,811,592)
                                                             ------------------------------------------------------------------
Increase (decrease) in net assets                               (6,089,256)    (111,229,533)       8,643,347     (139,944,108)
Net assets at beginning of period                               70,049,853      408,293,601                0      865,712,375
                                                             ------------------------------------------------------------------
Net assets at end of period                                  $  63,960,597    $ 297,064,068    $   8,643,347    $ 725,768,267
                                                             ==================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     32,123          152,942            9,403          205,466
     Units redeemed                                               (461,335)      (1,741,403)         (44,837)      (2,370,695)
     Units transferred                                            (323,642)         (58,277)         923,316          444,298
                                                             ------------------------------------------------------------------
Increase (decrease) in units outstanding                          (752,854)      (1,646,738)         887,882       (1,720,931)
Beginning units                                                  4,972,504       15,364,906                0       24,109,131
                                                             ------------------------------------------------------------------
Ending units                                                     4,219,650       13,718,168          887,882       22,388,200
                                                             ==================================================================


                                                                                              International
                                                                    Growth       High-Yield      Diversified
                                                             Opportunities             Bond         Equities
                                                                 Portfolio        Portfolio        Portfolio
                                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $      (1,530)   $  11,244,443    $  30,465,140
     Net realized gains (losses) from
         securities transactions                                  (131,123)      (5,095,784)       9,433,590
     Change in net unrealized appreciation
         (depreciation) of investments                          (1,172,997)     (19,321,894)     (90,133,879)
                                                             -----------------------------------------------
         Increase (decrease) in net assets from operations      (1,305,650)     (13,173,235)     (50,235,149)
                                                             -----------------------------------------------
From capital transactions:
     Net proceeds from units sold                                   81,380        1,224,413        2,303,091
     Cost of units redeemed                                       (283,043)     (16,551,808)     (20,108,993)
     Net transfers                                               8,825,132      (13,176,398)      (8,489,003)
                                                             -----------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           8,623,469      (28,503,793)     (26,294,905)
                                                             -----------------------------------------------
Increase (decrease) in net assets                                7,317,819      (41,677,028)     (76,530,054)
Net assets at beginning of period                                        0      152,411,177      269,180,174
                                                             -----------------------------------------------
Net assets at end of period                                  $   7,317,819    $ 110,734,149    $ 192,650,120
                                                             ===============================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                      9,051           83,322          151,465
     Units redeemed                                                (28,678)      (1,134,189)      (1,336,639)
     Units transferred                                             848,379         (856,918)        (576,805)
                                                             -----------------------------------------------
Increase (decrease) in units outstanding                           828,752       (1,907,785)      (1,761,979)
Beginning units                                                          0       10,247,398       15,905,912
                                                             -----------------------------------------------
Ending units                                                       828,752        8,339,613       14,143,933
                                                             ===============================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 2000
                                   (Continued)

                                                             International
                                                                  Growth &              MFS         MFS Mid-        MFS Total
                                                                    Income    Growth-Income       Cap Growth           Return
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $     294,894    $  (2,093,459)   $     403,360    $   1,393,624
     Net realized gains (losses) from
         securities transactions                                 1,136,793        4,863,623        1,448,485        3,457,164
     Change in net unrealized appreciation
         (depreciation) of investments                          (1,668,407)      (7,036,263)      (4,342,144)       9,190,839
                                                             -----------------------------------------------------------------
         Increase (decrease) in net assets from operations        (236,720)      (4,266,099)      (2,490,299)      14,041,627
                                                             -----------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                  724,278        1,876,592        1,782,223        1,153,160
     Cost of units redeemed                                     (7,148,020)     (24,303,576)      (6,341,674)     (11,517,463)
     Net transfers                                              12,776,266       (8,976,319)      61,753,890       (2,065,644)
                                                             -----------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           6,352,524      (31,403,303)      57,194,439      (12,429,947)
                                                             -----------------------------------------------------------------
Increase (decrease) in net assets                                6,115,804      (35,669,402)      54,704,140        1,611,680
Net assets at beginning of period                               60,797,998      227,210,948       17,429,464      106,204,795
                                                             -----------------------------------------------------------------
Net assets at end of period                                  $  66,913,802    $ 191,541,546    $  72,133,604    $ 107,816,475
                                                             =================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     70,655           79,785           99,188           60,218
     Units redeemed                                               (513,857)      (1,038,503)        (334,771)        (601,117)
     Units transferred                                             894,817         (392,927)       3,263,582         (137,878)
                                                             -----------------------------------------------------------------
Increase (decrease) in units outstanding                           451,615       (1,351,645)       3,027,999         (678,777)
Beginning units                                                  4,319,856        9,598,954        1,068,886        5,709,183
                                                             -----------------------------------------------------------------
Ending units                                                     4,771,471        8,247,309        4,096,885        5,030,406
                                                             =================================================================


                                                                    Putnam             Real       SunAmerica
                                                                    Growth           Estate         Balanced
                                                                 Portfolio        Portfolio        Portfolio
                                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $  21,116,364    $     467,244    $     103,745
     Net realized gains (losses) from
         securities transactions                                21,569,966       (1,187,299)       4,429,501
     Change in net unrealized appreciation
         (depreciation) of investments                        (107,642,641)       4,803,563      (15,652,518)
                                                             -----------------------------------------------
         Increase (decrease) in net assets from operations     (64,956,311)       4,083,508      (11,119,272)
                                                             -----------------------------------------------
From capital transactions:
     Net proceeds from units sold                                3,074,547          106,366        1,487,503
     Cost of units redeemed                                    (35,289,544)      (1,703,323)      (9,904,454)
     Net transfers                                                (956,140)       3,578,002        3,917,459
                                                             -----------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (33,171,137)       1,981,045       (4,499,492)
                                                             -----------------------------------------------
Increase (decrease) in net assets                              (98,127,448)       6,064,553      (15,618,764)
Net assets at beginning of period                              357,411,334       17,234,823      105,638,458
                                                             -----------------------------------------------
Net assets at end of period                                  $ 259,283,886    $  23,299,376    $  90,019,694
                                                             ===============================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    101,926           22,396           76,441
     Units redeemed                                             (1,181,619)        (174,074)        (515,281)
     Units transferred                                             (60,537)         363,442          200,527
                                                             -----------------------------------------------
Increase (decrease) in units outstanding                        (1,140,230)         211,764         (238,313)
Beginning units                                                 11,286,031        1,934,426        5,364,585
                                                             -----------------------------------------------
Ending units                                                    10,145,801        2,146,190        5,126,272
                                                             ===============================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               December 31, 2000
                                   (Continued)

                                                                                     Telecom          Worldwide
                                                               Technology            Utility        High Income
                                                                Portfolio          Portfolio          Portfolio             TOTAL
                                                             ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (62,817)   $       673,744    $     5,281,111    $   397,871,963
     Net realized gains (losses) from
         securities transactions                                 (284,848)           536,948         (1,936,496)       520,235,536
     Change in net unrealized appreciation
         (depreciation) of investments                         (5,719,365)        (3,946,575)        (5,636,616)    (1,472,554,925)
                                                             ---------------------------------------------------------------------
         Increase (decrease) in net assets from operations     (6,067,030)        (2,735,883)        (2,292,001)      (554,447,426)
                                                             ---------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 311,103            197,851            495,248         76,949,889
     Cost of units redeemed                                      (589,426)        (2,955,439)        (5,262,882)      (822,070,995)
     Net transfers                                             18,515,668         (1,916,412)        (6,234,197)        93,775,301
                                                             ---------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         18,237,345         (4,674,000)       (11,001,831)      (651,345,805)
                                                             ---------------------------------------------------------------------
Increase (decrease) in net assets                              12,170,315         (7,409,883)       (13,293,832)    (1,205,793,231)
Net assets at beginning of period                                       0         30,579,449         64,517,890      7,561,111,618
                                                             ---------------------------------------------------------------------
Net assets at end of period                                  $ 12,170,315    $    23,169,566    $    51,224,058    $ 6,355,318,387
                                                             =====================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    33,750             13,543             31,490
     Units redeemed                                               (70,820)          (201,253)          (335,211)
     Units transferred                                          1,855,903           (125,204)          (392,972)
                                                             --------------------------------------------------
Increase (decrease) in units outstanding                        1,818,833           (312,914)          (696,693)
Beginning units                                                         0          2,024,299          4,110,589
                                                             --------------------------------------------------
Ending units                                                    1,818,833          1,711,385          3,413,896
                                                             ==================================================


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) of AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However the company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account contracts are sold through the Company's six wholly-owned or affiliated broker-dealers, over 900 independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of thirty-one variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-seven currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have investments allocated to any of five guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-one Variable Accounts and do not include balances allocated to the General Account.

         The inception dates of the thirty-one individual funds in the Variable Separate Account are the following: July 10, 2000 for the Blue Chip Growth Portfolio; July 6, 2000 for the Growth Opportunities Portfolio; July 5, 2000 for the Goldman Sachs Research and Technology Portfolios; April 1, 1999 for the MFS Mid-Cap Growth Portfolio; April 1, 1998 for the "Dogs" of Wall Street Portfolio; June 2, 1997 for the International Growth and

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         Income, Emerging Markets, and Real Estate Portfolios; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Telecom Utility Portfolios; October 31, 1994 for the Natural Resources Portfolio; October 28, 1994 for the International Diversified Equities, Davis Venture Value, MFS Total Return, and Worldwide High Income Portfolios; July 1, 1993 for the Asset Allocation, Global Bond, and Corporate Bond Portfolios; February 22, 1993 for Government and Quality Bond Portfolio; February 19, 1993 for the Growth Portfolio; February 12, 1993 for the Capital Appreciation Portfolio; February 9, 1993 for the Alliance Growth, Cash Management, Global Equities, Growth-Income, High-Yield Bond, MFS Growth and Income, and Putnam Growth Portfolios.

         The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

         The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach. It may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

         The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

         The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

         The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio, using a value approach, invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation; at least 65% of the portfolio is related to natural resources, such as energy, metals, mining and forest products.

         Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

         The investment objectives and policies of the twenty-seven portfolios of the SunAmerica Trust are summarized below:

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

         The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

         The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

         The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

         The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

         The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

         The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

         The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

         The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

         The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

         The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

         The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests, under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

         The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

         The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

         The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

         The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

         The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


         The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

         The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

         The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

         The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

         The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

         The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

         The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

         The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

         The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


         The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account

         Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

         Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

         The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

2.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

         Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to purchase payments on

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

2.       CHARGES AND DEDUCTIONS (continued)

         a first-in, first-out basis so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

         Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge tables shown below:

                           Years Since Purchase                                  Applicable Withdrawal
                                    Payment                                        Charge Percentage
                           --------------------                                  ---------------------
                           First                                                           7%
                           Second                                                          6%
                           Third                                                           5%
                           Fourth                                                          4%
                           Fifth                                                           3%
                           Sixth                                                           2%
                           Seventh                                                         1%
                           Eighth and beyond                                               0%

         CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary of the issue date of the contract during the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

2.       CHARGES AND DEDUCTIONS (continued)


         MORTALITY AND EXPENSE RISK CHARGES: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.       INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

         The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2001 consist of the following:

                                                                          Cost of Shares                  Proceeds from
         Variable Accounts                                                      Acquired                    Shares Sold
         ---------------------                                           ----------------------------------------------
         ANCHOR TRUST:
         Capital Appreciation Portfolio                                   $  285,420,222                 $  236,682,439
         Government and Quality Bond Portfolio                                87,139,284                     80,607,106
         Growth Portfolio                                                     56,066,117                     56,533,438
         Natural Resources Portfolio                                          14,732,876                     15,032,406

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS


3.       INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (continued)

                                                                          Cost of Shares                  Proceeds from
         Variable Accounts                                                      Acquired                    Shares Sold
         ---------------------                                            ----------------------------------------------
         SUNAMERICA TRUST:
         Aggressive Growth Portfolio                                      $   75,436,030                 $   86,682,581
         Alliance Growth Portfolio                                           158,199,810                    227,403,660
         Asset Allocation Portfolio                                           17,421,581                     51,141,931
         Blue Chip Growth Portfolio                                            6,194,909                      3,394,909
         Cash Management Portfolio                                           491,056,742                    513,734,193
         Corporate Bond Portfolio                                             33,217,168                     20,779,285
         Davis Venture Value Portfolio                                       221,420,539                    183,509,291
         "Dogs" of Wall Street Portfolio                                      12,099,915                      8,126,467
         Emerging Markets Portfolio                                            9,006,263                     10,199,422
         Federated Value Portfolio                                            36,380,678                     20,762,469
         Global Bond Portfolio                                                 7,405,369                     11,644,707
         Global Equities Portfolio                                            47,573,402                     67,271,588
         Goldman Sachs Research Portfolio                                      1,888,572                      5,052,790
         Growth-Income Portfolio                                              59,795,347                    126,268,620
         Growth Opportunities Portfolio                                        5,262,180                      4,797,387
         High-Yield Bond Portfolio                                            64,482,879                     64,686,291
         International Diversified Equities Portfolio                         27,617,357                     46,989,112
         International Growth & Income Portfolio                              12,125,952                     19,776,410
         MFS Growth & Income Portfolio                                        10,613,831                     24,939,697
         MFS Mid-Cap Growth Portfolio                                         46,638,574                     42,471,977
         MFS Total Return Portfolio                                           47,076,793                     19,966,740
         Putnam Growth Portfolio                                              10,274,055                     49,585,864
         Real Estate Portfolio                                                17,802,674                     17,495,360
         SunAmerica Balanced Portfolio                                         7,175,539                     19,033,823
         Technology Portfolio                                                  8,695,736                      8,447,874
         Telecom Utility Portfolio                                             4,031,637                      8,069,701
         Worldwide High Income Portfolio                                      10,210,693                     14,719,906

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO THE POLARIS VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       FEDERAL INCOME TAXES

         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.       UNIT VALUES

         A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended December 31, 2001, follows:

                                                                                                Ratio of
                                                                                 Ratio of       investment
                                                  Net Assets                   expenses to      income to
                                                  ----------                   average net        average          Total
           Units                      Unit Value ($)       Total Value ($)      assets (1)     net assets (3)    Return (4)
           -----                      --------------       ---------------      ----------     --------------    ----------
Capital Appreciation Portfolio
           16,861,232                      33.86            570,990,606            1.52%            0.23%         -13.91%

Government and Quality Bond Portfolio
           11,075,554                      15.33            169,790,684            1.52%            4.59%           5.31%

Growth Portfolio
            7,201,303                      27.21            195,939,683            1.52%            0.14%         -14.40%

Natural Resources Portfolio
            1,779,774                      14.33             25,492,638            1.52%            0.41%          -2.58%

Aggressive Growth Portfolio
            5,764,274                      13.65             78,671,438            1.52%            0.36%         -32.71%

Alliance Growth Portfolio
           19,224,052                      32.62            627,106,867            1.52%            0.00%         -15.29%

Asset Allocation Portfolio
           14,847,409                      18.61            276,373,011            1.52%            3.19%          -4.29%

Blue Chip Growth Portfolio
              718,225                       6.69              4,804,897            1.52%            0.07%         -21.91%

Cash Management Portfolio
           10,749,535                      13.06            140,407,157            1.52%            4.26%          -0.16% (2)

Corporate Bond Portfolio
            5,023,156                      13.97             70,185,843            1.52%            6.04%           5.93%

Davis Venture Value Portfolio
           34,548,238                      26.25            906,729,731            1.52%            0.47%         -12.67%

"Dogs" of Wall Street Portfolio
            1,372,946                       9.69             13,307,740            1.52%            2.52%           6.24%

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.       UNIT VALUES (Continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                  expenses to       income to
                                                   ----------                  average net         average         Total
                 Units                Unit Value ($)       Total Value ($)      assets (1)      net assets (3)   Return (4)
                 -----                --------------       ---------------      ----------      --------------   ----------
Emerging Markets Portfolio
            1,798,703                       6.54             11,761,658            1.52%            0.24%           3.19%

Federated Value Portfolio
            4,065,034                      16.38             66,587,375            1.52%            1.33%          -3.81%

Global Bond Portfolio
            3,668,692                      15.68             57,518,672            1.52%            8.63%           3.43%

Global Equities Portfolio
           11,040,552                      17.47            192,901,086            1.52%            0.09%         -19.31%

Goldman Sachs Research Portfolio
              462,829                       7.17              3,319,572            1.52%            0.00%         -26.32%

Growth-Income Portfolio
           19,215,798                      26.85            515,884,154            1.52%            0.71%         -17.18%

Growth Opportunities Portfolio
              970,417                       5.81              5,635,368            1.52%            0.01%         -34.23%

High-Yield Bond Portfolio
            7,529,500                      12.51             94,205,821            1.52%           11.51%          -5.78%

International Diversified Equities
  Portfolio
           11,775,969                      10.20            120,057,770            1.52%            0.00%         -25.11%

International Growth & Income
  Portfolio
            4,012,997                      10.74             43,109,762            1.52%            0.28%         -23.39%

MFS Growth and Income Portfolio
            7,261,760                      19.20            139,453,845            1.52%            0.56%         -17.31%

MFS Mid-Cap Growth Portfolio
            3,490,131                      13.42             46,840,494            1.52%            0.00%         -23.78%

MFS Total Return Portfolio
            6,081,406                      21.22            129,086,000            1.52%            2.01%          -0.97%

                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the POLARIS Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.       UNIT VALUES (Continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                  Net Assets                   expenses to       income to
                                                  ----------                   average net         average         Total
                 Units                Unit Value ($)       Total Value ($)      assets (1)      net assets (3)   Return (4)
                 -----                --------------       ---------------      ----------      --------------   ----------
Putnam Growth Portfolio
            8,052,999                      19.10            153,795,053            1.52%            0.00%         -25.27%

Real Estate Portfolio
            2,089,006                      11.34             23,688,719            1.52%            3.33%           4.45%

SunAmerica Balanced Portfolio
            4,210,209                      15.02             63,251,353            1.52%            1.96%         -14.45%

Technology Portfolio
            1,792,428                       3.45              6,187,605            1.52%            0.00%         -48.41%

Telecom Utility Portfolio
            1,356,237                      11.50             15,603,209            1.52%            3.23%         -15.02%

Worldwide High Income Portfolio
            2,780,936                      14.30             39,765,786            1.52%           12.02%          -4.70%

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended December 31, 2001.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

        The following financial statements are included in Part B of the Registration Statement:


                Audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999.



                Audited Financial Statements of Variable Separate Account (Portion Relating to the POLARIS Variable Annuity) at December 31, 2001, for the years ended December 31, 2001 and 2000.


(b)    Exhibits


(1)     Resolutions Establishing Separate Account......    ***
(2)     Custody Agreements.............................    **
(3)     (a) Distribution Contract......................    ***
        (b) Selling Agreement..........................    ***
(4)     Variable Annuity Contract......................    ****
(5)     Application for Contract.......................    ****
(6)     Depositor - Corporate Documents
        (a) Certificate of Incorporation...............    filed herewith
        (b) By-Laws....................................    filed herewith
(7)     Reinsurance Contract...........................    **
(8)     Fund Participation Agreement...................    ***
(9)     Opinion of Counsel.............................    ***
        Consent of Counsel.............................    ***
(10)    Consent of Independent Accountants.............    *
(11)    Financial Statements Omitted from Item 23......    **
(12)    Initial Capitalization Agreement...............    **
(13)    Performance Computations.......................    **
(14)    Diagram and Listing of All Persons Directly
        or Indirectly Controlled By or Under Common
        Control With Anchor National Life Insurance
        Company, the Depositor of Registrant...........    filed herewith
(15)    Powers of Attorney.............................    *



               * Filed April 13, 2001, Post-Effective Amendments 21 and 38 to this Registration Statement

               **     Not Applicable
               ***    Filed January 30, 1998, Post-Effective Amendments 11
                      and 28 to this Registration Statement
               ****   Filed March 20, 1998, Post-Effective Amendments 12 and 29
                      to this Registration Statement
               *****  Filed December 15, 1999, Post-Effective Amendments 17 and
                      34 to this Registration Statement

Item 25.  Directors and Officers of the Depositor

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
----                                --------
Jay S. Wintrob                 Chief Executive Officer, President and Director
James R. Belardi               Director and Senior Vice President
Jana W. Greer                  Director and Senior Vice President
Marc H. Gamsin                 Director and Senior Vice President
N. Scott Gillis                Director and Senior Vice President

Name                                Position
----                                --------
Edwin R. Raquel                Senior Vice President and Chief Actuary
Maurice S. Hebert              Vice President and Controller
J. Franklin Grey               Vice President
Edward P. Nolan*               Vice President
Gregory M. Outcalt             Senior Vice President
Stewart R. Polakov             Vice President
Scott H. Richland              Vice President
Lawrence M. Goldman            Vice President and Assistant Secretary
Christine A. Nixon             Vice President and Secretary
Ron H. Tani                    Vice President
Virginia N. Puzon              Assistant Secretary
Mark A. Zaeske                 Treasurer

------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26.  Persons Controlled By or Under Common Control With Depositor or


Registrant
        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 herein. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 1, 2002.


Item 27.   Number of Contract Owners

        As of March 1, 2002, the number of Contracts funded by the Variable Separate Account of Anchor National Life Insurance Company (Portion relating to the Polaris Variable Annuity) was 79,407, of which 29,978 were Qualified Contracts and 49,429 were Nonqualified Contracts.


Item 28.  Indemnification

        None.


Item 29.   Principal Underwriter

        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc.; all issued by SunAmerica Asset Management Corp.

        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.



        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director, President and Chief
                                    Executive Officer
        Robert M. Zakem             Director, Executive Vice
                                    President, General Counsel
                                    and Assistant Secretary
        Peter A. Harbeck            Director
        Debbie Potash-Turner        Chief Financial Officer
                                    and Controller
        James Nichols               Vice President
        Christine A. Nixon          Secretary
        Lawrence M. Goldman         Assistant Secretary
        Virginia N. Puzon           Assistant Secretary



                      Net
                      Distribution          Compensation
Name of               Discounts and         on Redemption        Brokerage
Distributor           Commissions           Annuitization        Commission   Commissions*
------------          --------------        -------------        -----------  ------------
SunAmerica            None                  None                 None         None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.   Location of Accounts and Records

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

Item 31.  Management Services

        Not Applicable.

Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

A) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


B) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 12th day of April 2002.


                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By: /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                           DATE
---------                     -----                           ----


/s/ MARC H. GAMSIN         Senior Vice President           April 12, 2002
--------------------       and Director
Marc H. Gamsin


/s/ N. SCOTT GILLIS        Senior Vice President           April 12, 2002
--------------------       and Director (Principal
N. Scott Gillis            Financial Officer)


/s/ JAMES R. BELARDI       Senior Vice President &         April 12, 2002
--------------------       Director
James R. Belardi


/s/ JANA W. GREER          Senior Vice President &         April 12, 2002
--------------------       Director
Jana W. Greer


SIGNATURE                     TITLE                           DATE
---------                     -----                           ----

/s/ JAY S. WINTROB            Chief Executive Officer,       April 12, 2002
------------------------      President & Director
Jay S. Wintrob                (Principal Executive Officer)


/s/ MAURICE S. HEBERT         Vice President and             April 12, 2002
------------------------      Controller
Maurice S. Hebert             (Principal Accounting Officer)

                                  EXHIBIT INDEX


Exhibit               Description
-------               -----------
Exhibit 6(b)        Amended and Restated Bylaws of Anchor National Life
                    Insurance Company

Exhibit 10          Consent of Independent Accountants

Exhibit 14          Diagram and Listing of All Persons Directly or Indirectly
                    Controlled By or Under Common Control with Anchor National
                    Life Insurance Company the Depositor of Registrant
